UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

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       SEMIANNUAL REPORT
       USAA GNMA TRUST(R)
       FUND SHARES o ADVISER SHARES
       NOVEMBER 30, 2011

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   14

FINANCIAL INFORMATION

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        20

    Financial Statements                                                     22

    Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA GNMA TRUST (THE FUND) HAS AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

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o   HOW DID THE USAA GNMA TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month period ended November 30, 2011, the Fund had a total return of 2.58%. This compares to the returns of 3.05% for the Lipper GNMA Funds Index, 3.83% for the Barclays Capital GNMA Index, and 2.82% for the Lipper GNMA Funds Average.

o   HOW WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Europe's financial woes weighed on investor sentiment during the reporting period. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued. It is threatening to spread to other European Union (EU) countries, including some of the EU's larger economies such as Italy and Spain. Of particular concern to investors is Italy, which is the EU's largest bond market and the third largest bond market in the world. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others on credit watch. The EU's fiscal problems pose a danger to European financial institutions which hold EU sovereign debt. In this

    Refer to pages 10 and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA GNMA TRUST

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                o 10-YEAR AND 2-YEAR TREASURY YIELDS AND SPREAD o

            [CHART OF 10-YEAR AND 2-YEAR TREASURY YIELDS AND SPREAD]

                    10-YEAR TREASURY YIELD     2-YEAR TREASURY YIELD      SPREAD
 5/31/2001                  5.381%                    4.188%             119.277%
  6/1/2001                  5.364                     4.213              115.169
  6/4/2001                  5.341                     4.179              116.167
  6/5/2001                  5.269                     4.105              116.457
  6/6/2001                  5.255                     4.113              114.188
  6/7/2001                  5.324                     4.121              120.351
  6/8/2001                  5.356                     4.153              120.293
 6/11/2001                  5.284                     4.087              119.790
 6/12/2001                  5.253                     4.061              119.163
 6/13/2001                  5.264                     4.044              121.922
 6/14/2001                  5.222                     4.002              121.929
 6/15/2001                  5.232                     3.976              125.626
 6/18/2001                  5.251                     3.967              128.406
 6/19/2001                  5.237                     3.958              127.821
 6/20/2001                  5.205                     3.949              125.558
 6/21/2001                  5.172                     3.957              121.414
 6/22/2001                  5.115                     3.897              121.829
 6/25/2001                  5.130                     3.922              120.810
 6/26/2001                  5.224                     4.006              121.825
 6/27/2001                  5.235                     4.108              112.716
 6/28/2001                  5.335                     4.209              112.551
 6/29/2001                  5.412                     4.242              116.956
  7/2/2001                  5.322                     4.168              115.416
  7/3/2001                  5.380                     4.235              114.478
  7/4/2001                  5.378                     4.236              114.231
  7/5/2001                  5.391                     4.237              115.419
  7/6/2001                  5.359                     4.120              123.901
  7/9/2001                  5.327                     4.112              121.517
 7/10/2001                  5.274                     4.004              127.036
 7/11/2001                  5.289                     4.054              123.506
 7/12/2001                  5.234                     4.037              119.656
 7/13/2001                  5.217                     4.071              114.572
 7/16/2001                  5.173                     4.038              113.494
 7/17/2001                  5.205                     4.080              112.431
 7/18/2001                  5.091                     3.920              117.077
 7/19/2001                  5.106                     3.946              116.016
 7/20/2001                  5.129                     3.946              118.321
 7/23/2001                  5.104                     3.937              116.649
 7/24/2001                  5.110                     3.937              117.278
 7/25/2001                  5.182                     3.980              120.184
 7/26/2001                  5.129                     3.912              121.726
 7/27/2001                  5.098                     3.863              123.508
 7/30/2001                  5.066                     3.846              122.008
 7/31/2001                  5.054                     3.797              125.683
  8/1/2001                  5.071                     3.813              125.735
  8/2/2001                  5.151                     3.895              125.514
  8/3/2001                  5.157                     3.895              126.172
  8/6/2001                  5.153                     3.862              129.065
  8/7/2001                  5.168                     3.871              129.729
  8/8/2001                  5.050                     3.730              132.029
  8/9/2001                  5.034                     3.730              130.467
 8/10/2001                  4.980                     3.687              129.274
 8/13/2001                  4.976                     3.670              130.565
 8/14/2001                  4.966                     3.720              124.604
 8/15/2001                  5.000                     3.786              121.354
 8/16/2001                  4.940                     3.719              122.052
 8/17/2001                  4.839                     3.643              119.527
 8/20/2001                  4.902                     3.718              118.355
 8/21/2001                  4.864                     3.676              118.803
 8/22/2001                  4.894                     3.726              116.760
 8/23/2001                  4.880                     3.692              118.758
 8/24/2001                  4.922                     3.768              115.395
 8/27/2001                  4.924                     3.734              119.001
 8/28/2001                  4.836                     3.666              117.059
 8/29/2001                  4.771                     3.631              113.964
 8/30/2001                  4.812                     3.596              121.588
 8/31/2001                  4.832                     3.629              120.295
  9/3/2001                  4.826                     3.629              119.699
  9/4/2001                  4.959                     3.794              116.550
  9/5/2001                  4.967                     3.769              119.832
  9/6/2001                  4.873                     3.637              123.637
  9/7/2001                  4.790                     3.505              128.530
 9/10/2001                  4.836                     3.505              133.101
 9/11/2001                  4.727                     3.517              121.000
 9/13/2001                  4.623                     2.984              163.871
 9/14/2001                  4.553                     2.867              168.631
 9/17/2001                  4.623                     2.939              168.315
 9/18/2001                  4.707                     2.947              175.991
 9/19/2001                  4.691                     2.814              187.715
 9/20/2001                  4.742                     2.879              186.321
 9/21/2001                  4.691                     2.867              182.354
 9/24/2001                  4.716                     2.908              180.833
 9/25/2001                  4.700                     2.849              185.173
 9/26/2001                  4.628                     2.806              182.181
 9/27/2001                  4.548                     2.762              178.561
 9/28/2001                  4.588                     2.851              173.696
 10/1/2001                  4.540                     2.803              173.688
 10/2/2001                  4.501                     2.746              175.484
 10/3/2001                  4.468                     2.746              172.195
 10/4/2001                  4.506                     2.738              176.861
 10/5/2001                  4.504                     2.721              178.273
 10/8/2001                  4.506                     2.697              180.917
 10/9/2001                  4.593                     2.729              186.391
10/10/2001                  4.597                     2.754              184.321
10/11/2001                  4.666                     2.836              182.952
10/12/2001                  4.669                     2.803              186.598
10/15/2001                  4.599                     2.754              184.479
10/16/2001                  4.559                     2.737              182.219
10/17/2001                  4.567                     2.762              180.508
10/18/2001                  4.577                     2.745              183.134
10/19/2001                  4.622                     2.754              186.786
10/22/2001                  4.633                     2.779              185.455
10/23/2001                  4.643                     2.770              187.264
10/24/2001                  4.596                     2.695              190.063
10/25/2001                  4.551                     2.649              190.157
10/26/2001                  4.529                     2.625              190.398
10/29/2001                  4.480                     2.561              191.966
10/30/2001                  4.410                     2.448              196.236
10/31/2001                  4.232                     2.424              180.883
 11/1/2001                  4.240                     2.487              175.236
 11/2/2001                  4.358                     2.486              187.146
 11/5/2001                  4.296                     2.445              185.083
 11/6/2001                  4.256                     2.332              192.428
 11/7/2001                  4.178                     2.299              187.923
 11/8/2001                  4.286                     2.404              188.270
 11/9/2001                  4.303                     2.426              187.681
11/12/2001                  4.303                     2.409              189.346
11/13/2001                  4.378                     2.515              186.258
11/14/2001                  4.539                     2.713              182.634
11/15/2001                  4.762                     2.969              179.337
11/16/2001                  4.843                     3.012              183.103
11/19/2001                  4.798                     2.912              188.654
11/20/2001                  4.863                     2.945              191.737
11/21/2001                  5.013                     3.072              194.160
11/22/2001                  4.966                     3.082              188.481
11/23/2001                  4.987                     3.150              183.714
11/26/2001                  5.015                     3.183              183.197
11/27/2001                  4.919                     3.023              189.622
11/28/2001                  4.926                     3.057              186.809
11/29/2001                  4.756                     2.866              188.927
11/30/2001                  4.752                     2.842              191.006
 12/3/2001                  4.688                     2.776              191.115
 12/4/2001                  4.660                     2.800              185.917
 12/5/2001                  4.893                     3.061              183.164
 12/6/2001                  5.013                     3.168              184.554
 12/7/2001                  5.167                     3.202              196.531
12/10/2001                  5.098                     3.053              204.499
12/11/2001                  5.051                     2.971              207.977
12/12/2001                  5.005                     2.971              203.450
12/13/2001                  5.073                     3.037              203.661
12/14/2001                  5.188                     3.153              203.479
12/17/2001                  5.186                     3.137              204.924
12/18/2001                  5.121                     3.087              203.442
12/19/2001                  5.047                     3.070              197.633
12/20/2001                  5.030                     3.070              195.974
12/21/2001                  5.084                     3.129              195.469
12/24/2001                  5.136                     3.155              198.125
12/25/2001                  5.136                     3.147              198.954
12/26/2001                  5.199                     3.231              196.768
12/27/2001                  5.065                     3.071              199.458
12/28/2001                  5.113                     3.157              195.679
12/31/2001                  5.051                     3.026              202.472
  1/1/2002                  5.032                     3.050              198.204
  1/2/2002                  5.160                     3.205              195.465
  1/3/2002                  5.111                     3.172              193.918
  1/4/2002                  5.128                     3.156              197.283
  1/7/2002                  5.049                     3.049              200.026
  1/8/2002                  5.080                     3.057              202.362
  1/9/2002                  5.051                     2.991              206.038
 1/10/2002                  4.979                     2.933              204.561
 1/11/2002                  4.866                     2.727              213.899
 1/14/2002                  4.876                     2.775              210.075
 1/15/2002                  4.835                     2.766              206.873
 1/16/2002                  4.839                     2.790              204.880
 1/17/2002                  4.925                     2.897              202.831
 1/18/2002                  4.894                     2.936              195.794
 1/21/2002                  4.892                     2.878              201.459
 1/22/2002                  4.919                     2.927              199.189
 1/23/2002                  5.029                     3.011              201.821
 1/24/2002                  5.008                     3.142              186.576
 1/25/2002                  5.071                     3.183              188.768
 1/28/2002                  5.073                     3.175              189.795
 1/29/2002                  4.942                     2.988              195.378
 1/30/2002                  5.014                     3.093              192.092
 1/31/2002                  5.033                     3.159              187.444
  2/1/2002                  4.985                     3.069              191.599
  2/4/2002                  4.902                     2.979              192.294
  2/5/2002                  4.894                     2.979              191.476
  2/6/2002                  4.923                     2.955              196.826
  2/7/2002                  4.939                     2.955              198.425
  2/8/2002                  4.879                     2.905              197.384
 2/11/2002                  4.907                     2.938              196.904
 2/12/2002                  4.975                     3.012              196.313
 2/13/2002                  4.987                     3.037              195.042
 2/14/2002                  4.945                     3.037              190.819
 2/15/2002                  4.875                     2.944              193.142
 2/18/2002                  4.863                     2.945              191.762
 2/19/2002                  4.873                     2.937              193.601
 2/20/2002                  4.889                     2.970              191.864
 2/21/2002                  4.853                     2.928              192.450
 2/22/2002                  4.831                     2.945              188.616
 2/25/2002                  4.849                     2.970              187.898
 2/26/2002                  4.927                     3.029              189.815
 2/27/2002                  4.833                     2.919              191.359
 2/28/2002                  4.877                     3.061              181.583
  3/1/2002                  4.981                     3.184              179.754
  3/4/2002                  4.999                     3.200              179.914
  3/5/2002                  5.002                     3.201              180.094
  3/6/2002                  5.052                     3.225              182.679
  3/7/2002                  5.227                     3.424              180.277
  3/8/2002                  5.325                     3.559              176.616
 3/11/2002                  5.323                     3.551              177.174
 3/12/2002                  5.310                     3.535              177.508
 3/13/2002                  5.279                     3.461              181.843
 3/14/2002                  5.409                     3.595              181.378
 3/15/2002                  5.327                     3.581              174.666
 3/18/2002                  5.300                     3.590              171.038
 3/19/2002                  5.286                     3.540              174.571
 3/20/2002                  5.406                     3.676              173.036
 3/21/2002                  5.365                     3.651              171.395
 3/22/2002                  5.404                     3.705              169.846
 3/25/2002                  5.408                     3.715              169.332
 3/26/2002                  5.343                     3.630              171.288
 3/27/2002                  5.341                     3.580              176.094
 3/28/2002                  5.400                     3.727              167.238
 3/29/2002                  5.396                     3.711              168.481
  4/1/2002                  5.425                     3.711              171.418
  4/2/2002                  5.341                     3.613              172.866
  4/3/2002                  5.278                     3.531              174.792
  4/4/2002                  5.258                     3.539              171.908
  4/5/2002                  5.206                     3.472              173.354
  4/8/2002                  5.262                     3.513              174.892
  4/9/2002                  5.202                     3.431              177.121
 4/10/2002                  5.233                     3.447              178.629
 4/11/2002                  5.206                     3.422              178.436
 4/12/2002                  5.156                     3.363              179.365
 4/15/2002                  5.138                     3.337              180.033
 4/16/2002                  5.192                     3.379              181.322
 4/17/2002                  5.234                     3.362              187.197
 4/18/2002                  5.198                     3.311              188.690
 4/19/2002                  5.198                     3.318              188.013
 4/22/2002                  5.178                     3.309              186.854
 4/23/2002                  5.163                     3.326              183.742
 4/24/2002                  5.113                     3.233              188.032
 4/25/2002                  5.095                     3.273              182.150
 4/26/2002                  5.056                     3.208              184.739
 4/29/2002                  5.122                     3.257              186.482
 4/30/2002                  5.087                     3.224              186.241
  5/1/2002                  5.060                     3.192              186.840
  5/2/2002                  5.095                     3.216              187.939
  5/3/2002                  5.056                     3.150              190.638
  5/6/2002                  5.066                     3.141              192.524
  5/7/2002                  5.056                     3.116              193.985
  5/8/2002                  5.218                     3.313              190.538
  5/9/2002                  5.164                     3.230              193.356
 5/10/2002                  5.118                     3.164              195.464
 5/13/2002                  5.223                     3.254              196.849
 5/14/2002                  5.278                     3.354              192.392
 5/15/2002                  5.246                     3.312              193.403
 5/16/2002                  5.169                     3.246              192.317
 5/17/2002                  5.253                     3.370              188.266
 5/20/2002                  5.200                     3.295              190.554
 5/21/2002                  5.150                     3.228              192.245
 5/22/2002                  5.115                     3.186              192.913
 5/23/2002                  5.150                     3.227              192.304
 5/24/2002                  5.145                     3.226              191.898
 5/27/2002                  5.138                     3.226              191.204
 5/28/2002                  5.130                     3.243              188.689
 5/29/2002                  5.063                     3.150              191.330
 5/30/2002                  5.022                     3.149              187.337
 5/31/2002                  5.045                     3.197              184.788
  6/3/2002                  4.999                     3.132              186.779
  6/4/2002                  5.028                     3.140              188.879
  6/5/2002                  5.049                     3.139              190.973
  6/6/2002                  4.977                     3.074              190.301
  6/7/2002                  5.068                     3.139              192.934
 6/10/2002                  5.029                     3.114              191.480
 6/11/2002                  4.975                     3.048              192.711
 6/12/2002                  4.965                     3.039              192.536
 6/13/2002                  4.901                     2.981              191.962
 6/14/2002                  4.799                     2.889              190.956
 6/17/2002                  4.846                     2.913              193.214
 6/18/2002                  4.835                     2.872              196.377
 6/19/2002                  4.728                     2.772              195.589
 6/20/2002                  4.791                     2.854              193.661
 6/21/2002                  4.768                     2.844              192.425
 6/24/2002                  4.829                     2.877              195.256
 6/25/2002                  4.819                     2.834              198.461
 6/26/2002                  4.744                     2.759              198.502
 6/27/2002                  4.823                     2.833              198.988
 6/28/2002                  4.799                     2.815              198.395
  7/1/2002                  4.782                     2.830              195.195
  7/2/2002                  4.727                     2.765              196.208
  7/3/2002                  4.766                     2.798              196.843
  7/4/2002                  4.764                     2.854              190.955
  7/5/2002                  4.856                     2.871              198.535
  7/8/2002                  4.797                     2.789              200.767
  7/9/2002                  4.727                     2.699              202.852
 7/10/2002                  4.614                     2.584              203.000
 7/11/2002                  4.638                     2.592              204.634
 7/12/2002                  4.574                     2.525              204.868
 7/15/2002                  4.628                     2.549              207.876
 7/16/2002                  4.683                     2.615              206.794
 7/17/2002                  4.685                     2.606              207.854
 7/18/2002                  4.608                     2.499              210.928
 7/19/2002                  4.521                     2.414              210.704
 7/22/2002                  4.446                     2.348              209.795
 7/23/2002                  4.408                     2.240              216.813
 7/24/2002                  4.487                     2.297              219.059
 7/25/2002                  4.382                     2.262              211.998
 7/26/2002                  4.384                     2.222              216.182
 7/29/2002                  4.563                     2.391              217.211
 7/30/2002                  4.587                     2.423              216.394
 7/31/2002                  4.461                     2.238              222.288
  8/1/2002                  4.391                     2.125              226.593
  8/2/2002                  4.292                     2.004              228.837
  8/5/2002                  4.210                     1.891              231.898
  8/6/2002                  4.333                     2.044              228.982
  8/7/2002                  4.306                     1.979              232.702
  8/8/2002                  4.396                     2.084              231.291
  8/9/2002                  4.257                     2.067              219.042
 8/12/2002                  4.217                     2.074              214.223
 8/13/2002                  4.087                     1.968              211.877
 8/14/2002                  4.121                     2.156              196.565
 8/15/2002                  4.182                     2.188              199.391
 8/16/2002                  4.326                     2.262              206.431
 8/19/2002                  4.286                     2.213              207.313
 8/20/2002                  4.149                     2.072              207.701
 8/21/2002                  4.201                     2.097              210.409
 8/22/2002                  4.319                     2.212              210.614
 8/23/2002                  4.235                     2.162              207.301
 8/26/2002                  4.226                     2.162              206.347
 8/27/2002                  4.284                     2.229              205.477
 8/28/2002                  4.214                     2.170              204.377
 8/29/2002                  4.139                     2.137              200.225
 8/30/2002                  4.143                     2.129              201.387
  9/2/2002                  4.135                     2.145              199.004
  9/3/2002                  3.965                     1.984              198.098
  9/4/2002                  3.963                     2.008              195.466
  9/5/2002                  3.927                     1.951              197.549
  9/6/2002                  4.013                     2.048              196.536
  9/9/2002                  4.060                     2.129              193.152
 9/10/2002                  3.996                     2.113              188.336
 9/11/2002                  4.060                     2.170              189.059
 9/12/2002                  3.962                     2.080              188.192
 9/13/2002                  3.907                     2.047              186.011
 9/16/2002                  3.914                     2.088              182.663
 9/17/2002                  3.819                     1.998              182.158
 9/18/2002                  3.843                     1.997              184.584
 9/19/2002                  3.778                     1.915              186.294
 9/20/2002                  3.787                     1.922              186.449
 9/23/2002                  3.696                     1.897              179.882
 9/24/2002                  3.646                     1.881              176.593
 9/25/2002                  3.749                     1.955              179.477
 9/26/2002                  3.766                     1.943              182.286
 9/27/2002                  3.660                     1.799              186.116
 9/30/2002                  3.596                     1.687              190.875
 10/1/2002                  3.717                     1.783              193.416
 10/2/2002                  3.669                     1.719              195.026
 10/3/2002                  3.685                     1.735              195.087
 10/4/2002                  3.667                     1.790              187.622
 10/7/2002                  3.615                     1.734              188.119
 10/8/2002                  3.635                     1.782              185.298
 10/9/2002                  3.569                     1.669              190.009
10/10/2002                  3.658                     1.725              193.346
10/11/2002                  3.780                     1.822              195.829
10/14/2002                  3.787                     1.814              197.386
10/15/2002                  3.995                     1.994              200.121
10/16/2002                  4.050                     2.010              203.988
10/17/2002                  4.202                     2.134              206.837
10/18/2002                  4.107                     2.052              205.516
10/21/2002                  4.253                     2.210              204.319
10/22/2002                  4.260                     2.185              207.503
10/23/2002                  4.233                     2.144              208.884
10/24/2002                  4.117                     2.065              205.172
10/25/2002                  4.093                     1.985              210.842
10/28/2002                  4.087                     1.897              219.040
10/29/2002                  3.940                     1.762              217.848
10/30/2002                  3.963                     1.746              221.708
10/31/2002                  3.894                     1.674              222.074
 11/1/2002                  4.006                     1.768              223.876
 11/4/2002                  4.045                     1.783              226.149
 11/5/2002                  4.072                     1.815              225.673
 11/6/2002                  4.035                     1.830              220.450
 11/7/2002                  3.894                     1.838              205.548
 11/8/2002                  3.858                     1.853              200.504
11/11/2002                  3.841                     1.836              200.470
11/12/2002                  3.850                     1.779              207.131
11/13/2002                  3.841                     1.730              211.051
11/14/2002                  4.058                     1.884              217.351
11/15/2002                  4.031                     1.875              215.584
11/18/2002                  3.998                     1.866              213.181
11/19/2002                  3.979                     1.874              210.486
11/20/2002                  4.059                     1.948              211.181
11/21/2002                  4.154                     2.030              212.444
11/22/2002                  4.180                     2.062              211.707
11/25/2002                  4.176                     2.046              212.994
11/26/2002                  4.067                     1.938              212.938
11/27/2002                  4.260                     2.070              218.957
11/28/2002                  4.252                     2.109              214.369
11/29/2002                  4.207                     2.060              214.683
 12/2/2002                  4.231                     2.076              215.424
 12/3/2002                  4.203                     2.044              215.900
 12/4/2002                  4.153                     1.988              216.469
 12/5/2002                  4.139                     1.980              215.918
 12/6/2002                  4.085                     1.866              221.826
 12/9/2002                  4.036                     1.842              219.441
12/10/2002                  4.048                     1.874              217.382
12/11/2002                  4.025                     1.858              216.707
12/12/2002                  4.025                     1.833              219.164
12/13/2002                  4.069                     1.849              222.051
12/16/2002                  4.161                     1.914              224.682
12/17/2002                  4.126                     1.865              226.095
12/18/2002                  4.036                     1.774              226.191
12/19/2002                  3.940                     1.700              223.962
12/20/2002                  3.959                     1.732              222.719
12/23/2002                  3.973                     1.740              223.279
12/24/2002                  3.936                     1.730              220.607
12/25/2002                  3.934                     1.730              220.413
12/26/2002                  3.904                     1.690              221.352
12/27/2002                  3.810                     1.595              221.554
12/30/2002                  3.797                     1.595              220.223
12/31/2002                  3.816                     1.602              221.356
  1/1/2003                  3.819                     1.586              223.348
  1/2/2003                  4.032                     1.778              225.430
  1/3/2003                  4.019                     1.754              226.489
  1/6/2003                  4.054                     1.802              225.143
  1/7/2003                  4.007                     1.746              226.135
  1/8/2003                  4.019                     1.730              228.915
  1/9/2003                  4.181                     1.859              232.171
 1/10/2003                  4.134                     1.762              237.188
 1/13/2003                  4.122                     1.787              233.571
 1/14/2003                  4.079                     1.746              233.341
 1/15/2003                  4.062                     1.721              234.035
 1/16/2003                  4.079                     1.729              234.981
 1/17/2003                  4.011                     1.680              233.107
 1/20/2003                  4.017                     1.680              233.701
 1/21/2003                  3.972                     1.639              233.360
 1/22/2003                  3.916                     1.614              230.225
 1/23/2003                  3.938                     1.647              229.072
 1/24/2003                  3.930                     1.646              228.341
 1/27/2003                  3.965                     1.654              231.007
 1/28/2003                  3.970                     1.646              232.431
 1/29/2003                  4.023                     1.704              231.878
 1/30/2003                  3.963                     1.677              228.567
 1/31/2003                  3.964                     1.693              227.136
  2/3/2003                  3.994                     1.725              226.827
  2/4/2003                  3.924                     1.661              226.265
  2/5/2003                  3.997                     1.701              229.607
  2/6/2003                  3.947                     1.661              228.576
  2/7/2003                  3.931                     1.621              231.051
 2/10/2003                  3.966                     1.661              230.496
 2/11/2003                  3.959                     1.637              232.146
 2/12/2003                  3.910                     1.605              230.543
 2/13/2003                  3.879                     1.556              232.289
 2/14/2003                  3.995                     1.617              237.841
 2/17/2003                  3.964                     1.605              235.909
 2/18/2003                  3.951                     1.629              232.236
 2/19/2003                  3.884                     1.588              229.648
 2/20/2003                  3.869                     1.580              228.951
 2/21/2003                  3.890                     1.596              229.416
 2/24/2003                  3.846                     1.563              228.341
 2/25/2003                  3.822                     1.555              226.707
 2/26/2003                  3.767                     1.522              224.538
 2/27/2003                  3.739                     1.560              217.884
 2/28/2003                  3.692                     1.512              217.956
  3/3/2003                  3.675                     1.504              217.065
  3/4/2003                  3.648                     1.472              217.648
  3/5/2003                  3.630                     1.432              219.789
  3/6/2003                  3.658                     1.456              220.184
  3/7/2003                  3.643                     1.399              224.329
 3/10/2003                  3.562                     1.335              222.779
 3/11/2003                  3.583                     1.367              221.611
 3/12/2003                  3.583                     1.431              215.159
 3/13/2003                  3.747                     1.601              214.603
 3/14/2003                  3.702                     1.537              216.556
 3/17/2003                  3.840                     1.635              220.564
 3/18/2003                  3.907                     1.692              221.502
 3/19/2003                  3.986                     1.717              226.911
 3/20/2003                  3.955                     1.643              231.195
 3/21/2003                  4.105                     1.785              232.060
 3/24/2003                  3.967                     1.661              230.629
 3/25/2003                  3.944                     1.636              230.774
 3/26/2003                  3.930                     1.595              233.546
 3/27/2003                  3.925                     1.613              231.152
 3/28/2003                  3.900                     1.541              235.817
 3/31/2003                  3.798                     1.486              231.256
  4/1/2003                  3.811                     1.477              233.405
  4/2/2003                  3.930                     1.581              234.941
  4/3/2003                  3.911                     1.533              237.820
  4/4/2003                  3.954                     1.557              239.702
  4/7/2003                  3.979                     1.597              238.210
  4/8/2003                  3.934                     1.564              236.985
  4/9/2003                  3.898                     1.524              237.359
 4/10/2003                  3.944                     1.605              233.931
 4/11/2003                  3.973                     1.637              233.606
 4/14/2003                  4.016                     1.710              230.560
 4/15/2003                  3.987                     1.702              228.445
 4/16/2003                  3.940                     1.653              228.676
 4/17/2003                  3.958                     1.686              227.131
 4/18/2003                  3.958                     1.678              227.947
 4/21/2003                  3.983                     1.678              230.472
 4/22/2003                  3.966                     1.645              232.013
 4/23/2003                  3.977                     1.637              234.004
 4/24/2003                  3.921                     1.629              229.188
 4/25/2003                  3.890                     1.573              231.669
 4/28/2003                  3.904                     1.597              230.634
 4/29/2003                  3.929                     1.613              231.563
 4/30/2003                  3.838                     1.486              235.225
  5/1/2003                  3.842                     1.469              237.223
  5/2/2003                  3.925                     1.565              236.003
  5/5/2003                  3.886                     1.533              235.341
  5/6/2003                  3.786                     1.428              235.753
  5/7/2003                  3.677                     1.412              226.499
  5/8/2003                  3.683                     1.460              222.276
  5/9/2003                  3.681                     1.443              223.843
 5/12/2003                  3.644                     1.435              220.909
 5/13/2003                  3.604                     1.443              216.187
 5/14/2003                  3.522                     1.386              213.669
 5/15/2003                  3.532                     1.434              209.767
 5/16/2003                  3.420                     1.311              210.924
 5/19/2003                  3.487                     1.351              213.548
 5/20/2003                  3.356                     1.262              209.453
 5/21/2003                  3.398                     1.359              203.936
 5/22/2003                  3.316                     1.326              198.992
 5/23/2003                  3.337                     1.349              198.859
 5/26/2003                  3.334                     1.340              199.346
 5/27/2003                  3.412                     1.307              210.572
 5/28/2003                  3.425                     1.307              211.864
 5/29/2003                  3.337                     1.273              206.371
 5/30/2003                  3.372                     1.326              204.604
  6/2/2003                  3.410                     1.310              210.054
  6/3/2003                  3.331                     1.198              213.301
  6/4/2003                  3.295                     1.214              208.048
  6/5/2003                  3.344                     1.238              210.589
  6/6/2003                  3.353                     1.246              210.691
  6/9/2003                  3.278                     1.182              209.602
 6/10/2003                  3.192                     1.117              207.486
 6/11/2003                  3.212                     1.149              206.271
 6/12/2003                  3.165                     1.101              206.398
 6/13/2003                  3.114                     1.084              202.993
 6/16/2003                  3.173                     1.157              201.675
 6/17/2003                  3.262                     1.222              204.089
 6/18/2003                  3.363                     1.238              212.551
 6/19/2003                  3.339                     1.156              218.296
 6/20/2003                  3.367                     1.164              220.264
 6/23/2003                  3.313                     1.139              217.382
 6/24/2003                  3.251                     1.098              215.252
 6/25/2003                  3.405                     1.287              211.844
 6/26/2003                  3.544                     1.407              213.624
 6/27/2003                  3.543                     1.351              219.198
 6/30/2003                  3.515                     1.304              221.131
  7/1/2003                  3.549                     1.304              224.488
  7/2/2003                  3.538                     1.280              225.730
  7/3/2003                  3.663                     1.313              234.929
  7/4/2003                  3.649                     1.306              234.376
  7/7/2003                  3.734                     1.354              237.930
  7/8/2003                  3.716                     1.370              234.591
  7/9/2003                  3.682                     1.338              234.344
 7/10/2003                  3.657                     1.306              235.066
 7/11/2003                  3.628                     1.275              235.378
 7/14/2003                  3.726                     1.340              238.614
 7/15/2003                  3.983                     1.454              252.856
 7/16/2003                  3.920                     1.430              248.985
 7/17/2003                  3.922                     1.439              248.328
 7/18/2003                  4.001                     1.489              251.158
 7/21/2003                  4.213                     1.622              259.071
 7/22/2003                  4.124                     1.523              260.098
 7/23/2003                  4.110                     1.499              261.133
 7/24/2003                  4.167                     1.536              263.075
 7/25/2003                  4.177                     1.504              267.302
 7/28/2003                  4.282                     1.616              266.671
 7/29/2003                  4.440                     1.704              273.665
 7/30/2003                  4.309                     1.632              267.749
 7/31/2003                  4.408                     1.744              266.371
  8/1/2003                  4.385                     1.777              260.844
  8/4/2003                  4.285                     1.681              260.471
  8/5/2003                  4.392                     1.818              257.381
  8/6/2003                  4.269                     1.754              251.556
  8/7/2003                  4.219                     1.706              251.319
  8/8/2003                  4.271                     1.698              257.299
 8/11/2003                  4.355                     1.764              259.133
 8/12/2003                  4.428                     1.723              270.426
 8/13/2003                  4.562                     1.822              274.064
 8/14/2003                  4.491                     1.765              272.597
 8/15/2003                  4.531                     1.799              273.185
 8/18/2003                  4.459                     1.824              263.546
 8/19/2003                  4.363                     1.734              262.927
 8/20/2003                  4.438                     1.800              263.768
 8/21/2003                  4.477                     1.908              256.931
 8/22/2003                  4.475                     1.918              255.744
 8/25/2003                  4.527                     1.968              255.854
 8/26/2003                  4.475                     1.894              258.138
 8/27/2003                  4.537                     1.970              256.731
 8/28/2003                  4.416                     1.932              248.426
 8/29/2003                  4.466                     1.972              249.368
  9/1/2003                  4.460                     1.964              249.586
  9/2/2003                  4.601                     2.036              256.516
  9/3/2003                  4.595                     2.004              259.135
  9/4/2003                  4.505                     1.891              261.418
  9/5/2003                  4.349                     1.722              262.777
  9/8/2003                  4.428                     1.761              266.672
  9/9/2003                  4.357                     1.689              266.867
 9/10/2003                  4.273                     1.632              264.137
 9/11/2003                  4.316                     1.696              262.029
 9/12/2003                  4.254                     1.622              263.201
 9/15/2003                  4.269                     1.589              268.056
 9/16/2003                  4.277                     1.588              268.894
 9/17/2003                  4.180                     1.612              256.790
 9/18/2003                  4.164                     1.636              252.851
 9/19/2003                  4.162                     1.667              249.530
 9/22/2003                  4.218                     1.634              258.478
 9/23/2003                  4.207                     1.633              257.361
 9/24/2003                  4.135                     1.608              252.709
 9/25/2003                  4.083                     1.645              243.804
 9/26/2003                  4.002                     1.557              244.510
 9/29/2003                  4.077                     1.605              247.194
 9/30/2003                  3.940                     1.462              247.779
 10/1/2003                  3.934                     1.446              248.817
 10/2/2003                  3.995                     1.469              252.532
 10/3/2003                  4.201                     1.637              256.364
 10/6/2003                  4.171                     1.605              256.663
 10/7/2003                  4.259                     1.645              261.413
 10/8/2003                  4.238                     1.621              261.679
 10/9/2003                  4.293                     1.645              264.745
10/10/2003                  4.271                     1.645              262.577
10/13/2003                  4.253                     1.629              262.437
10/14/2003                  4.346                     1.686              265.987
10/15/2003                  4.399                     1.768              263.176
10/16/2003                  4.461                     1.932              252.940
10/17/2003                  4.390                     1.859              253.066
10/20/2003                  4.384                     1.851              253.265
10/21/2003                  4.344                     1.843              250.094
10/22/2003                  4.253                     1.761              249.252
10/23/2003                  4.318                     1.802              251.604
10/24/2003                  4.232                     1.728              250.336
10/27/2003                  4.261                     1.778              248.284
10/28/2003                  4.179                     1.670              250.836
10/29/2003                  4.297                     1.754              254.293
10/30/2003                  4.344                     1.861              248.331
10/31/2003                  4.295                     1.822              247.313
 11/3/2003                  4.342                     1.878              246.403
 11/4/2003                  4.297                     1.846              245.041
 11/5/2003                  4.354                     1.927              242.678
 11/6/2003                  4.410                     1.977              243.357
 11/7/2003                  4.440                     2.011              242.971
11/10/2003                  4.448                     2.028              242.043
11/11/2003                  4.448                     2.029              241.993
11/12/2003                  4.400                     2.021              237.949
11/13/2003                  4.271                     1.882              238.941
11/14/2003                  4.219                     1.809              241.022
11/17/2003                  4.196                     1.785              241.144
11/18/2003                  4.144                     1.768              237.574
11/19/2003                  4.238                     1.867              237.109
11/20/2003                  4.154                     1.785              236.841
11/21/2003                  4.161                     1.819              234.224
11/24/2003                  4.231                     1.894              233.671
11/25/2003                  4.186                     1.836              235.007
11/26/2003                  4.248                     1.928              231.962
11/27/2003                  4.248                     1.967              228.066
11/28/2003                  4.334                     2.048              228.586
 12/1/2003                  4.387                     2.096              229.049
 12/2/2003                  4.381                     2.056              232.466
 12/3/2003                  4.404                     2.072              233.193
 12/4/2003                  4.367                     2.040              232.664
 12/5/2003                  4.232                     1.871              236.135
 12/8/2003                  4.269                     1.903              236.591
 12/9/2003                  4.353                     1.968              238.506
12/10/2003                  4.318                     1.911              240.656
12/11/2003                  4.232                     1.790              244.253
12/12/2003                  4.240                     1.806              243.436
12/15/2003                  4.258                     1.830              242.848
12/16/2003                  4.215                     1.797              241.745
12/17/2003                  4.184                     1.805              237.834
12/18/2003                  4.128                     1.789              233.880
12/19/2003                  4.135                     1.788              234.679
12/22/2003                  4.170                     1.813              235.696
12/23/2003                  4.261                     1.854              240.715
12/24/2003                  4.185                     1.839              234.627
12/25/2003                  4.185                     1.839              234.620
12/26/2003                  4.152                     1.815              233.719
12/29/2003                  4.244                     1.855              238.861
12/30/2003                  4.259                     1.831              242.820
12/31/2003                  4.248                     1.823              242.461
  1/1/2004                  4.248                     1.823              242.484
  1/2/2004                  4.381                     1.903              247.818
  1/5/2004                  4.379                     1.919              246.006
  1/6/2004                  4.273                     1.823              245.044
  1/7/2004                  4.244                     1.822              242.115
  1/8/2004                  4.257                     1.830              242.685
  1/9/2004                  4.082                     1.660              242.219
 1/12/2004                  4.088                     1.652              243.634
 1/13/2004                  4.013                     1.587              242.639
 1/14/2004                  3.996                     1.627              236.896
 1/15/2004                  3.971                     1.643              232.815
 1/16/2004                  4.032                     1.674              235.785
 1/19/2004                  4.032                     1.674              235.808
 1/20/2004                  4.057                     1.657              239.976
 1/21/2004                  4.020                     1.641              237.958
 1/22/2004                  3.955                     1.599              235.571
 1/23/2004                  4.074                     1.664              240.996
 1/26/2004                  4.132                     1.697              243.534
 1/27/2004                  4.076                     1.647              242.894
 1/28/2004                  4.191                     1.821              236.984
 1/29/2004                  4.175                     1.787              238.755
 1/30/2004                  4.134                     1.823              231.091
  2/2/2004                  4.147                     1.807              234.064
  2/3/2004                  4.099                     1.751              234.822
  2/4/2004                  4.114                     1.758              235.588
  2/5/2004                  4.169                     1.831              233.822
  2/6/2004                  4.079                     1.750              232.952
  2/9/2004                  4.054                     1.741              231.254
 2/10/2004                  4.114                     1.806              230.813
 2/11/2004                  4.033                     1.709              232.395
 2/12/2004                  4.046                     1.708              233.768
 2/13/2004                  4.042                     1.675              236.732
 2/16/2004                  4.042                     1.675              236.761
 2/17/2004                  4.040                     1.666              237.413
 2/18/2004                  4.050                     1.682              236.741
 2/19/2004                  4.033                     1.649              238.309
 2/20/2004                  4.098                     1.706              239.206
 2/23/2004                  4.038                     1.656              238.191
 2/24/2004                  4.025                     1.640              238.523
 2/25/2004                  4.009                     1.606              240.316
 2/26/2004                  4.036                     1.677              235.941
 2/27/2004                  3.973                     1.645              232.806
  3/1/2004                  3.975                     1.653              232.194
  3/2/2004                  4.044                     1.725              231.887
  3/3/2004                  4.052                     1.725              232.645
  3/4/2004                  4.017                     1.701              231.579
  3/5/2004                  3.851                     1.565              228.647
  3/8/2004                  3.770                     1.500              226.981
  3/9/2004                  3.723                     1.484              223.916
 3/10/2004                  3.730                     1.508              222.258
 3/11/2004                  3.700                     1.459              224.119
 3/12/2004                  3.779                     1.523              225.559
 3/15/2004                  3.764                     1.531              223.249
 3/16/2004                  3.681                     1.474              220.704
 3/17/2004                  3.713                     1.498              221.454
 3/18/2004                  3.756                     1.523              223.335
 3/19/2004                  3.773                     1.514              225.875
 3/22/2004                  3.715                     1.481              223.336
 3/23/2004                  3.692                     1.473              221.922
 3/24/2004                  3.709                     1.464              224.443
 3/25/2004                  3.739                     1.504              223.471
 3/26/2004                  3.831                     1.584              224.746
 3/29/2004                  3.890                     1.616              227.454
 3/30/2004                  3.896                     1.624              227.226
 3/31/2004                  3.837                     1.576              226.091
  4/1/2004                  3.881                     1.624              225.660
  4/2/2004                  4.146                     1.850              229.542
  4/5/2004                  4.208                     1.883              232.551
  4/6/2004                  4.149                     1.835              231.467
  4/7/2004                  4.159                     1.843              231.595
  4/8/2004                  4.193                     1.862              233.141
  4/9/2004                  4.193                     1.862              233.141
 4/12/2004                  4.231                     1.887              234.346
 4/13/2004                  4.354                     1.994              236.031
 4/14/2004                  4.366                     2.077              228.945
 4/15/2004                  4.402                     2.061              234.141
 4/16/2004                  4.340                     1.989              235.156
 4/19/2004                  4.387                     2.039              234.744
 4/20/2004                  4.459                     2.156              230.314
 4/21/2004                  4.425                     2.165              225.961
 4/22/2004                  4.383                     2.116              226.649
 4/23/2004                  4.460                     2.236              222.363
 4/26/2004                  4.436                     2.229              220.679
 4/27/2004                  4.385                     2.146              223.946
 4/28/2004                  4.499                     2.248              225.106
 4/29/2004                  4.538                     2.351              218.709
 4/30/2004                  4.507                     2.319              218.878
  5/3/2004                  4.501                     2.311              219.079
  5/4/2004                  4.567                     2.327              224.012
  5/5/2004                  4.581                     2.327              225.455
  5/6/2004                  4.600                     2.376              222.435
  5/7/2004                  4.773                     2.622              215.109
 5/10/2004                  4.794                     2.590              220.465
 5/11/2004                  4.748                     2.574              217.474
 5/12/2004                  4.807                     2.590              221.674
 5/13/2004                  4.854                     2.657              219.679
 5/14/2004                  4.770                     2.534              223.557
 5/17/2004                  4.691                     2.468              222.229
 5/18/2004                  4.736                     2.518              221.769
 5/19/2004                  4.774                     2.560              221.346
 5/20/2004                  4.702                     2.502              219.994
 5/21/2004                  4.758                     2.545              221.258
 5/24/2004                  4.734                     2.529              220.509
 5/25/2004                  4.722                     2.538              218.444
 5/26/2004                  4.657                     2.446              221.104
 5/27/2004                  4.602                     2.464              213.815
 5/28/2004                  4.649                     2.536              211.249
 5/31/2004                  4.649                     2.536              211.242
  6/1/2004                  4.702                     2.593              210.897
  6/2/2004                  4.740                     2.642              209.797
  6/3/2004                  4.712                     2.618              209.438
  6/4/2004                  4.774                     2.691              208.209
  6/7/2004                  4.762                     2.659              210.259
  6/8/2004                  4.764                     2.692              207.163
  6/9/2004                  4.808                     2.766              204.144
 6/10/2004                  4.796                     2.799              199.616
 6/11/2004                  4.802                     2.809              199.272
 6/14/2004                  4.872                     2.934              193.825
 6/15/2004                  4.678                     2.752              192.640
 6/16/2004                  4.724                     2.793              193.023
 6/17/2004                  4.680                     2.761              191.938
 6/18/2004                  4.712                     2.787              192.504
 6/21/2004                  4.686                     2.754              193.222
 6/22/2004                  4.720                     2.762              195.731
 6/23/2004                  4.698                     2.729              196.854
 6/24/2004                  4.646                     2.754              189.194
 6/25/2004                  4.648                     2.738              190.999
 6/28/2004                  4.737                     2.859              187.809
 6/29/2004                  4.688                     2.819              186.874
 6/30/2004                  4.583                     2.681              190.134
  7/1/2004                  4.565                     2.641              192.414
  7/2/2004                  4.461                     2.526              193.439
  7/5/2004                  4.457                     2.526              193.076
  7/6/2004                  4.476                     2.542              193.426
  7/7/2004                  4.476                     2.542              193.426
  7/8/2004                  4.472                     2.517              195.499
  7/9/2004                  4.458                     2.516              194.212
 7/12/2004                  4.447                     2.524              192.250
 7/13/2004                  4.472                     2.557              191.538
 7/14/2004                  4.482                     2.589              189.253
 7/15/2004                  4.482                     2.605              187.625
 7/16/2004                  4.351                     2.498              185.353
 7/19/2004                  4.353                     2.522              183.098
 7/20/2004                  4.446                     2.621              182.523
 7/21/2004                  4.468                     2.662              180.535
 7/22/2004                  4.446                     2.654              179.224
 7/23/2004                  4.432                     2.653              177.880
 7/26/2004                  4.487                     2.712              177.513
 7/27/2004                  4.615                     2.796              181.962
 7/28/2004                  4.585                     2.737              184.862
 7/29/2004                  4.577                     2.754              182.337
 7/30/2004                  4.477                     2.681              179.549
  8/2/2004                  4.451                     2.649              180.244
  8/3/2004                  4.426                     2.640              178.519
  8/4/2004                  4.420                     2.648              177.129
  8/5/2004                  4.402                     2.648              175.380
  8/6/2004                  4.222                     2.387              183.417
  8/9/2004                  4.258                     2.444              181.426
 8/10/2004                  4.291                     2.533              175.777
 8/11/2004                  4.273                     2.500              177.325
 8/12/2004                  4.256                     2.500              175.613
 8/13/2004                  4.229                     2.458              177.119
 8/16/2004                  4.264                     2.482              178.177
 8/17/2004                  4.192                     2.399              179.286
 8/18/2004                  4.238                     2.432              180.673
 8/19/2004                  4.215                     2.382              183.338
 8/20/2004                  4.234                     2.438              179.634
 8/23/2004                  4.285                     2.471              181.404
 8/24/2004                  4.273                     2.454              181.938
 8/25/2004                  4.263                     2.470              179.346
 8/26/2004                  4.211                     2.476              173.542
 8/27/2004                  4.229                     2.484              174.470
 8/30/2004                  4.178                     2.460              171.864
 8/31/2004                  4.119                     2.395              172.346
  9/1/2004                  4.115                     2.387              172.764
  9/2/2004                  4.215                     2.460              175.499
  9/3/2004                  4.297                     2.583              171.396
  9/6/2004                  4.293                     2.591              170.161
  9/7/2004                  4.240                     2.550              168.966
  9/8/2004                  4.161                     2.469              169.200
  9/9/2004                  4.197                     2.485              171.223
 9/10/2004                  4.188                     2.485              170.208
 9/13/2004                  4.137                     2.469              166.817
 9/14/2004                  4.126                     2.436              168.937
 9/15/2004                  4.166                     2.478              168.857
 9/16/2004                  4.074                     2.412              166.204
 9/17/2004                  4.108                     2.478              163.060
 9/20/2004                  4.058                     2.429              162.981
 9/21/2004                  4.037                     2.462              157.543
 9/22/2004                  3.980                     2.462              151.807
 9/23/2004                  4.018                     2.520              149.765
 9/24/2004                  4.029                     2.571              145.808
 9/27/2004                  3.991                     2.538              145.318
 9/28/2004                  4.004                     2.521              148.305
 9/29/2004                  4.089                     2.597              149.134
 9/30/2004                  4.121                     2.609              151.223
 10/1/2004                  4.189                     2.626              156.333
 10/4/2004                  4.166                     2.642              152.357
 10/5/2004                  4.174                     2.634              154.027
 10/6/2004                  4.222                     2.691              153.063
 10/7/2004                  4.244                     2.692              155.186
 10/8/2004                  4.131                     2.586              154.476
10/11/2004                  4.133                     2.586              154.657
10/12/2004                  4.100                     2.553              154.644
10/13/2004                  4.057                     2.496              156.153
10/14/2004                  4.026                     2.471              155.541
10/15/2004                  4.055                     2.520              153.473
10/18/2004                  4.043                     2.512              153.140
10/19/2004                  4.034                     2.545              148.859
10/20/2004                  3.982                     2.504              147.818
10/21/2004                  3.997                     2.545              145.192
10/22/2004                  3.976                     2.520              145.554
10/25/2004                  3.972                     2.512              145.999
10/26/2004                  4.001                     2.529              147.196
10/27/2004                  4.084                     2.587              149.609
10/28/2004                  4.051                     2.577              147.393
10/29/2004                  4.025                     2.553              147.297
 11/1/2004                  4.072                     2.585              148.683
 11/2/2004                  4.049                     2.569              147.971
 11/3/2004                  4.076                     2.585              149.044
 11/4/2004                  4.074                     2.626              144.769
 11/5/2004                  4.175                     2.765              140.927
 11/8/2004                  4.218                     2.807              141.099
 11/9/2004                  4.228                     2.815              141.219
11/10/2004                  4.241                     2.841              140.038
11/11/2004                  4.254                     2.851              140.321
11/12/2004                  4.181                     2.818              136.264
11/15/2004                  4.188                     2.868              132.052
11/16/2004                  4.208                     2.885              132.262
11/17/2004                  4.131                     2.810              132.020
11/18/2004                  4.115                     2.844              127.111
11/19/2004                  4.205                     2.921              128.446
11/22/2004                  4.180                     2.947              123.362
11/23/2004                  4.184                     2.956              122.841
11/24/2004                  4.200                     3.025              117.451
11/25/2004                  4.196                     3.017              117.871
11/26/2004                  4.248                     3.033              121.468
11/29/2004                  4.320                     3.058              126.233
11/30/2004                  4.351                     3.001              135.039
 12/1/2004                  4.367                     3.009              135.781
 12/2/2004                  4.408                     3.042              136.637
 12/3/2004                  4.252                     2.920              133.193
 12/6/2004                  4.223                     2.912              131.094
 12/7/2004                  4.223                     2.936              128.633
 12/8/2004                  4.120                     2.895              122.497
 12/9/2004                  4.168                     2.928              124.021
12/10/2004                  4.151                     2.937              121.438
12/13/2004                  4.149                     2.961              118.758
12/14/2004                  4.124                     2.961              116.241
12/15/2004                  4.076                     2.937              113.914
12/16/2004                  4.186                     2.987              119.902
12/17/2004                  4.201                     3.004              119.739
12/20/2004                  4.185                     3.029              115.663
12/21/2004                  4.164                     3.029              113.512
12/22/2004                  4.195                     3.004              119.104
12/23/2004                  4.226                     3.013              121.304
12/24/2004                  4.216                     2.996              121.998
12/27/2004                  4.298                     3.056              124.276
12/28/2004                  4.293                     3.073              121.996
12/29/2004                  4.324                     3.107              121.724
12/30/2004                  4.255                     3.085              117.012
12/31/2004                  4.220                     3.069              115.101
  1/3/2005                  4.212                     3.094              111.864
  1/4/2005                  4.291                     3.200              109.029
  1/5/2005                  4.283                     3.209              107.399
  1/6/2005                  4.263                     3.160              110.345
  1/7/2005                  4.271                     3.193              107.772
 1/10/2005                  4.271                     3.218              105.268
 1/11/2005                  4.238                     3.210              102.738
 1/12/2005                  4.236                     3.211              102.514
 1/13/2005                  4.165                     3.178               98.785
 1/14/2005                  4.226                     3.229               99.732
 1/17/2005                  4.210                     3.229               98.136
 1/18/2005                  4.187                     3.229               95.762
 1/19/2005                  4.173                     3.221               95.235
 1/20/2005                  4.163                     3.188               97.584
 1/21/2005                  4.142                     3.146               99.569
 1/24/2005                  4.122                     3.188               93.396
 1/25/2005                  4.194                     3.214               98.046
 1/26/2005                  4.198                     3.257               94.180
 1/27/2005                  4.220                     3.284               93.621
 1/28/2005                  4.142                     3.259               88.244
 1/31/2005                  4.130                     3.276               85.427
  2/1/2005                  4.140                     3.284               85.564
  2/2/2005                  4.142                     3.317               82.463
  2/3/2005                  4.165                     3.342               82.319
  2/4/2005                  4.077                     3.285               79.236
  2/7/2005                  4.052                     3.302               75.048
  2/8/2005                  4.017                     3.310               70.719
  2/9/2005                  3.992                     3.236               75.619
 2/10/2005                  4.091                     3.294               79.678
 2/11/2005                  4.086                     3.328               75.861
 2/14/2005                  4.071                     3.353               71.798
 2/15/2005                  4.098                     3.345               75.301
 2/16/2005                  4.154                     3.404               75.037
 2/17/2005                  4.181                     3.362               81.911
 2/18/2005                  4.268                     3.439               82.831
 2/21/2005                  4.264                     3.431               83.246
 2/22/2005                  4.287                     3.432               85.571
 2/23/2005                  4.264                     3.440               82.366
 2/24/2005                  4.285                     3.483               80.261
 2/25/2005                  4.266                     3.526               73.984
 2/28/2005                  4.379                     3.600               77.870
  3/1/2005                  4.367                     3.576               79.122
  3/2/2005                  4.379                     3.559               81.942
  3/3/2005                  4.379                     3.568               81.106
  3/4/2005                  4.310                     3.560               74.945
  3/7/2005                  4.310                     3.593               71.622
  3/8/2005                  4.393                     3.619               77.459
  3/9/2005                  4.522                     3.660               86.131
 3/10/2005                  4.465                     3.669               79.635
 3/11/2005                  4.544                     3.720               82.409
 3/14/2005                  4.510                     3.729               78.102
 3/15/2005                  4.547                     3.738               80.872
 3/16/2005                  4.508                     3.713               79.513
 3/17/2005                  4.466                     3.672               79.450
 3/18/2005                  4.509                     3.698               81.075
 3/21/2005                  4.525                     3.715               80.974
 3/22/2005                  4.643                     3.826               81.738
 3/23/2005                  4.586                     3.818               76.821
 3/24/2005                  4.599                     3.854               74.448
 3/25/2005                  4.595                     3.855               73.991
 3/28/2005                  4.642                     3.873               76.933
 3/29/2005                  4.575                     3.839               73.614
 3/30/2005                  4.548                     3.831               71.777
 3/31/2005                  4.484                     3.779               70.486
  4/1/2005                  4.450                     3.729               72.022
  4/4/2005                  4.458                     3.721               73.669
  4/5/2005                  4.470                     3.721               74.899
  4/6/2005                  4.424                     3.680               74.403
  4/7/2005                  4.482                     3.721               76.151
  4/8/2005                  4.470                     3.745               72.503
 4/11/2005                  4.430                     3.720               70.971
 4/12/2005                  4.354                     3.687               66.679
 4/13/2005                  4.362                     3.654               70.828
 4/14/2005                  4.310                     3.554               75.634
 4/15/2005                  4.243                     3.494               74.814
 4/18/2005                  4.272                     3.552               71.996
 4/19/2005                  4.213                     3.510               70.259
 4/20/2005                  4.187                     3.485               70.238
 4/21/2005                  4.297                     3.627               66.943
 4/22/2005                  4.247                     3.610               63.726
 4/25/2005                  4.249                     3.635               61.425
 4/26/2005                  4.267                     3.651               61.548
 4/27/2005                  4.225                     3.617               60.784
 4/28/2005                  4.146                     3.564               58.261
 4/29/2005                  4.200                     3.654               54.599
  5/2/2005                  4.188                     3.629               55.878
  5/3/2005                  4.166                     3.637               52.889
  5/4/2005                  4.188                     3.612               57.539
  5/5/2005                  4.156                     3.547               60.964
  5/6/2005                  4.260                     3.720               53.983
  5/9/2005                  4.284                     3.753               53.059
 5/10/2005                  4.202                     3.670               53.185
 5/11/2005                  4.204                     3.679               52.555
 5/12/2005                  4.172                     3.645               52.710
 5/13/2005                  4.119                     3.587               53.243
 5/16/2005                  4.129                     3.595               53.377
 5/17/2005                  4.115                     3.595               52.037
 5/18/2005                  4.090                     3.587               50.384
 5/19/2005                  4.113                     3.637               47.665
 5/20/2005                  4.123                     3.662               46.101
 5/23/2005                  4.056                     3.620               43.597
 5/24/2005                  4.029                     3.594               43.454
 5/25/2005                  4.088                     3.603               48.549
 5/26/2005                  4.081                     3.627               45.396
 5/27/2005                  4.073                     3.643               42.984
 5/30/2005                  4.071                     3.643               42.774
 5/31/2005                  3.983                     3.578               40.522
  6/1/2005                  3.886                     3.480               40.676
  6/2/2005                  3.905                     3.529               37.653
  6/3/2005                  3.975                     3.562               41.366
  6/6/2005                  3.954                     3.578               37.615
  6/7/2005                  3.903                     3.562               34.134
  6/8/2005                  3.935                     3.603               33.212
  6/9/2005                  3.950                     3.620               33.058
 6/10/2005                  4.053                     3.695               35.838
 6/13/2005                  4.094                     3.695               39.856
 6/14/2005                  4.109                     3.687               42.214
 6/15/2005                  4.101                     3.712               38.907
 6/16/2005                  4.069                     3.671               39.791
 6/17/2005                  4.072                     3.705               36.746
 6/20/2005                  4.111                     3.714               39.741
 6/21/2005                  4.042                     3.689               35.299
 6/22/2005                  3.942                     3.604               33.758
 6/23/2005                  3.953                     3.613               34.043
 6/24/2005                  3.919                     3.579               33.952
 6/27/2005                  3.904                     3.580               32.417
 6/28/2005                  3.972                     3.648               32.469
 6/29/2005                  3.980                     3.656               32.361
 6/30/2005                  3.915                     3.637               27.764
  7/1/2005                  4.051                     3.744               30.668
  7/4/2005                  4.039                     3.736               30.321
  7/5/2005                  4.107                     3.786               32.121
  7/6/2005                  4.070                     3.769               30.093
  7/7/2005                  4.062                     3.720               34.269
  7/8/2005                  4.093                     3.770               32.353
 7/11/2005                  4.095                     3.787               30.864
 7/12/2005                  4.144                     3.837               30.705
 7/13/2005                  4.158                     3.829               32.884
 7/14/2005                  4.175                     3.837               33.784
 7/15/2005                  4.165                     3.863               30.211
 7/18/2005                  4.222                     3.889               33.348
 7/19/2005                  4.181                     3.855               32.566
 7/20/2005                  4.160                     3.873               28.696
 7/21/2005                  4.278                     3.941               33.707
 7/22/2005                  4.221                     3.908               31.271
 7/25/2005                  4.246                     3.942               30.397
 7/26/2005                  4.227                     3.934               29.238
 7/27/2005                  4.256                     3.986               27.038
 7/28/2005                  4.191                     3.945               24.628
 7/29/2005                  4.278                     4.019               25.925
  8/1/2005                  4.312                     4.035               27.645
  8/2/2005                  4.336                     4.044               29.200
  8/3/2005                  4.294                     4.011               28.310
  8/4/2005                  4.314                     4.036               27.809
  8/5/2005                  4.388                     4.103               28.522
  8/8/2005                  4.420                     4.153               26.718
  8/9/2005                  4.390                     4.112               27.850
 8/10/2005                  4.392                     4.120               27.196
 8/11/2005                  4.322                     4.071               25.179
 8/12/2005                  4.244                     4.038               20.666
 8/15/2005                  4.283                     4.063               22.001
 8/16/2005                  4.208                     4.004               20.324
 8/17/2005                  4.269                     4.047               22.285
 8/18/2005                  4.200                     3.988               21.208
 8/19/2005                  4.207                     4.022               18.555
 8/22/2005                  4.209                     4.014               19.577
 8/23/2005                  4.180                     3.980               20.063
 8/24/2005                  4.167                     3.971               19.552
 8/25/2005                  4.157                     4.004               15.309
 8/26/2005                  4.188                     4.070               11.809
 8/29/2005                  4.169                     4.053               11.523
 8/30/2005                  4.092                     3.939               15.334
 8/31/2005                  4.016                     3.816               20.011
  9/1/2005                  4.033                     3.725               30.746
  9/2/2005                  4.038                     3.756               28.173
  9/5/2005                  4.030                     3.740               29.090
  9/6/2005                  4.097                     3.805               29.210
  9/7/2005                  4.139                     3.846               29.304
  9/8/2005                  4.147                     3.871               27.613
  9/9/2005                  4.120                     3.870               24.977
 9/12/2005                  4.172                     3.912               26.034
 9/13/2005                  4.128                     3.862               26.616
 9/14/2005                  4.166                     3.878               28.823
 9/15/2005                  4.213                     3.895               31.817
 9/16/2005                  4.273                     3.978               29.503
 9/19/2005                  4.248                     3.919               32.866
 9/20/2005                  4.244                     3.978               26.589
 9/21/2005                  4.168                     3.919               24.931
 9/22/2005                  4.182                     3.944               23.764
 9/23/2005                  4.248                     4.020               22.763
 9/26/2005                  4.293                     4.054               23.856
 9/27/2005                  4.283                     4.071               21.166
 9/28/2005                  4.255                     4.080               17.566
 9/29/2005                  4.297                     4.127               16.906
 9/30/2005                  4.326                     4.169               15.689
 10/3/2005                  4.385                     4.211               17.454
 10/4/2005                  4.369                     4.211               15.851
 10/5/2005                  4.342                     4.178               16.389
 10/6/2005                  4.389                     4.195               19.456
 10/7/2005                  4.374                     4.187               18.634
10/10/2005                  4.358                     4.187               17.031
10/11/2005                  4.393                     4.221               17.226
10/12/2005                  4.441                     4.230               21.164
10/13/2005                  4.463                     4.230               23.339
10/14/2005                  4.481                     4.256               22.544
10/17/2005                  4.495                     4.282               21.386
10/18/2005                  4.471                     4.248               22.338
10/19/2005                  4.461                     4.240               22.160
10/20/2005                  4.432                     4.223               20.834
10/21/2005                  4.386                     4.207               17.886
10/24/2005                  4.446                     4.250               19.586
10/25/2005                  4.536                     4.336               20.051
10/26/2005                  4.585                     4.370               21.441
10/27/2005                  4.548                     4.345               20.359
10/28/2005                  4.567                     4.386               18.073
10/31/2005                  4.553                     4.378               17.477
 11/1/2005                  4.565                     4.403               16.204
 11/2/2005                  4.606                     4.428               17.771
 11/3/2005                  4.649                     4.461               18.721
 11/4/2005                  4.661                     4.470               19.075
 11/7/2005                  4.624                     4.454               17.052
 11/8/2005                  4.553                     4.412               14.100
 11/9/2005                  4.641                     4.488               15.307
11/10/2005                  4.556                     4.430               12.574
11/11/2005                  4.567                     4.430               13.676
11/14/2005                  4.606                     4.489               11.690
11/15/2005                  4.559                     4.464                9.489
11/16/2005                  4.473                     4.397                7.601
11/17/2005                  4.459                     4.371                8.754
11/18/2005                  4.490                     4.389               10.144
11/21/2005                  4.461                     4.372                8.896
11/22/2005                  4.428                     4.304               12.370
11/23/2005                  4.488                     4.347               14.153
11/24/2005                  4.472                     4.347               12.580
11/25/2005                  4.429                     4.353                7.630
11/28/2005                  4.406                     4.320                8.592
11/29/2005                  4.476                     4.394                8.191
11/30/2005                  4.486                     4.411                7.503
 12/1/2005                  4.516                     4.436                7.947
 12/2/2005                  4.514                     4.420                9.357
 12/5/2005                  4.571                     4.470               10.064
 12/6/2005                  4.484                     4.395                8.874
 12/7/2005                  4.512                     4.404               10.778
 12/8/2005                  4.464                     4.362               10.224
 12/9/2005                  4.525                     4.404               12.097
12/12/2005                  4.549                     4.430               11.931
12/13/2005                  4.521                     4.405               11.671
12/14/2005                  4.458                     4.363                9.567
12/15/2005                  4.462                     4.354               10.792
12/16/2005                  4.435                     4.355                8.012
12/19/2005                  4.441                     4.372                6.895
12/20/2005                  4.462                     4.406                5.644
12/21/2005                  4.490                     4.440                4.979
12/22/2005                  4.429                     4.380                4.825
12/23/2005                  4.382                     4.372                0.921
12/27/2005                  4.339                     4.347               -0.828
12/28/2005                  4.376                     4.364                1.161
12/29/2005                  4.356                     4.364               -0.806
12/30/2005                  4.393                     4.404               -1.070
  1/2/2006                  4.393                     4.404               -1.071
  1/3/2006                  4.366                     4.329                3.656
  1/4/2006                  4.344                     4.304                3.994
  1/5/2006                  4.354                     4.321                3.323
  1/6/2006                  4.375                     4.354                2.169
  1/9/2006                  4.367                     4.345                2.227
 1/10/2006                  4.426                     4.395                3.104
 1/11/2006                  4.454                     4.420                3.351
 1/12/2006                  4.405                     4.378                2.620
 1/13/2006                  4.355                     4.336                1.938
 1/16/2006                  4.355                     4.330                2.540
 1/17/2006                  4.326                     4.327               -0.137
 1/18/2006                  4.334                     4.327                0.645
 1/19/2006                  4.375                     4.370                0.537
 1/20/2006                  4.351                     4.352               -0.109
 1/23/2006                  4.357                     4.352                0.483
 1/24/2006                  4.392                     4.386                0.617
 1/25/2006                  4.477                     4.455                2.281
 1/26/2006                  4.519                     4.486                3.270
 1/27/2006                  4.511                     4.495                1.646
 1/30/2006                  4.527                     4.511                1.588
 1/31/2006                  4.517                     4.520               -0.249
  2/1/2006                  4.557                     4.578               -2.074
  2/2/2006                  4.559                     4.595               -3.557
  2/3/2006                  4.525                     4.570               -4.518
  2/6/2006                  4.545                     4.612               -6.718
  2/7/2006                  4.567                     4.604               -3.698
  2/8/2006                  4.589                     4.630               -4.028
  2/9/2006                  4.545                     4.655              -11.001
 2/10/2006                  4.587                     4.681               -9.491
 2/13/2006                  4.579                     4.673               -9.469
 2/14/2006                  4.612                     4.682               -6.993
 2/15/2006                  4.598                     4.691               -9.259
 2/16/2006                  4.585                     4.691              -10.679
 2/17/2006                  4.539                     4.676              -13.654
 2/20/2006                  4.539                     4.676              -13.689
 2/21/2006                  4.567                     4.702              -13.536
 2/22/2006                  4.523                     4.668              -14.443
 2/23/2006                  4.557                     4.720              -16.333
 2/24/2006                  4.575                     4.720              -14.556
 2/27/2006                  4.593                     4.729              -13.604
 2/28/2006                  4.553                     4.679              -12.585
  3/1/2006                  4.587                     4.704              -11.715
  3/2/2006                  4.630                     4.712               -8.183
  3/3/2006                  4.682                     4.746               -6.345
  3/6/2006                  4.752                     4.771               -1.839
  3/7/2006                  4.724                     4.754               -2.986
  3/8/2006                  4.728                     4.721                0.766
  3/9/2006                  4.726                     4.712                1.402
 3/10/2006                  4.759                     4.738                2.094
 3/13/2006                  4.769                     4.721                4.788
 3/14/2006                  4.694                     4.637                5.780
 3/15/2006                  4.729                     4.679                4.979
 3/16/2006                  4.642                     4.620                2.281
 3/17/2006                  4.673                     4.636                3.612
 3/20/2006                  4.659                     4.653                0.516
 3/21/2006                  4.719                     4.739               -1.979
 3/22/2006                  4.701                     4.739               -3.796
 3/23/2006                  4.735                     4.773               -3.801
 3/24/2006                  4.671                     4.713               -4.259
 3/27/2006                  4.705                     4.739               -3.424
 3/28/2006                  4.782                     4.795               -1.316
 3/29/2006                  4.806                     4.803                0.296
 3/30/2006                  4.857                     4.836                2.076
 3/31/2006                  4.849                     4.820                2.889
  4/3/2006                  4.864                     4.846                1.804
  4/4/2006                  4.866                     4.821                4.504
  4/5/2006                  4.845                     4.804                4.121
  4/6/2006                  4.901                     4.838                6.294
  4/7/2006                  4.979                     4.897                8.203
 4/10/2006                  4.955                     4.881                7.388
 4/11/2006                  4.922                     4.864                5.756
 4/12/2006                  4.980                     4.907                7.298
 4/13/2006                  5.047                     4.951                9.620
 4/14/2006                  5.047                     4.951                9.594
 4/17/2006                  5.005                     4.900               10.521
 4/18/2006                  4.985                     4.832               15.263
 4/19/2006                  5.024                     4.849               17.500
 4/20/2006                  5.041                     4.884               15.738
 4/21/2006                  5.010                     4.902               10.838
 4/24/2006                  4.979                     4.876               10.275
 4/25/2006                  5.069                     4.937               13.205
 4/26/2006                  5.107                     4.989               11.781
 4/27/2006                  5.069                     4.896               17.332
 4/28/2006                  5.053                     4.863               19.013
  5/1/2006                  5.139                     4.954               18.510
  5/2/2006                  5.110                     4.912               19.736
  5/3/2006                  5.144                     4.937               20.628
  5/4/2006                  5.154                     4.971               18.354
  5/5/2006                  5.102                     4.929               17.298
  5/8/2006                  5.113                     4.954               15.846
  5/9/2006                  5.123                     4.963               16.071
 5/10/2006                  5.126                     4.988               13.763
 5/11/2006                  5.153                     4.988               16.522
 5/12/2006                  5.196                     5.005               19.071
 5/15/2006                  5.155                     4.980               17.555
 5/16/2006                  5.097                     4.946               15.096
 5/17/2006                  5.145                     4.954               19.080
 5/18/2006                  5.063                     4.912               15.074
 5/19/2006                  5.060                     4.963                9.739
 5/22/2006                  5.040                     4.946                9.439
 5/23/2006                  5.014                     4.920                9.401
 5/24/2006                  5.038                     4.937               10.083
 5/25/2006                  5.070                     4.954               11.647
 5/26/2006                  5.050                     4.946               10.455
 5/29/2006                  5.050                     4.946               10.455
 5/30/2006                  5.078                     4.971               10.768
 5/31/2006                  5.121                     5.037                8.342
  6/1/2006                  5.100                     5.021                7.976
  6/2/2006                  4.992                     4.912                7.959
  6/5/2006                  5.020                     4.979                4.063
  6/6/2006                  5.002                     4.996                0.571
  6/7/2006                  5.020                     5.004                1.523
  6/8/2006                  4.996                     5.005               -0.896
  6/9/2006                  4.973                     4.996               -2.294
 6/12/2006                  4.979                     5.013               -3.399
 6/13/2006                  4.963                     5.005               -4.166
 6/14/2006                  5.064                     5.116               -5.183
 6/15/2006                  5.096                     5.133               -3.680
 6/16/2006                  5.128                     5.159               -3.088
 6/19/2006                  5.137                     5.177               -4.022
 6/20/2006                  5.151                     5.194               -4.349
 6/21/2006                  5.155                     5.195               -3.978
 6/22/2006                  5.210                     5.238               -2.804
 6/23/2006                  5.224                     5.265               -4.091
 6/26/2006                  5.235                     5.248               -1.374
 6/27/2006                  5.202                     5.240               -3.834
 6/28/2006                  5.245                     5.279               -3.422
 6/29/2006                  5.196                     5.187                0.825
 6/30/2006                  5.138                     5.154               -1.552
  7/3/2006                  5.151                     5.171               -1.994
  7/4/2006                  5.151                     5.171               -1.991
  7/5/2006                  5.222                     5.238               -1.540
  7/6/2006                  5.181                     5.213               -3.123
  7/7/2006                  5.128                     5.171               -4.229
 7/10/2006                  5.126                     5.171               -4.432
 7/11/2006                  5.102                     5.154               -5.185
 7/12/2006                  5.100                     5.170               -7.079
 7/13/2006                  5.065                     5.111               -4.604
 7/14/2006                  5.065                     5.094               -2.881
 7/17/2006                  5.065                     5.111               -4.573
 7/18/2006                  5.132                     5.187               -5.515
 7/19/2006                  5.051                     5.102               -5.127
 7/20/2006                  5.028                     5.059               -3.080
 7/21/2006                  5.043                     5.076               -3.334
 7/24/2006                  5.045                     5.084               -3.978
 7/25/2006                  5.065                     5.119               -5.374
 7/26/2006                  5.032                     5.067               -3.456
 7/27/2006                  5.036                     5.046               -0.943
 7/28/2006                  4.992                     4.979                1.236
 7/31/2006                  4.981                     4.954                2.726
  8/1/2006                  4.977                     4.954                2.332
  8/2/2006                  4.965                     4.954                1.131
  8/3/2006                  4.961                     4.987               -2.601
  8/4/2006                  4.895                     4.903               -0.861
  8/7/2006                  4.921                     4.945               -2.418
  8/8/2006                  4.919                     4.903                1.585
  8/9/2006                  4.939                     4.911                2.778
 8/10/2006                  4.933                     4.928                0.543
 8/11/2006                  4.971                     4.969                0.185
 8/14/2006                  4.997                     5.012               -1.419
 8/15/2006                  4.931                     4.944               -1.266
 8/16/2006                  4.861                     4.876               -1.464
 8/17/2006                  4.865                     4.901               -3.589
 8/18/2006                  4.843                     4.875               -3.171
 8/21/2006                  4.813                     4.857               -4.426
 8/22/2006                  4.811                     4.866               -5.455
 8/23/2006                  4.809                     4.866               -5.632
 8/24/2006                  4.801                     4.874               -7.259
 8/25/2006                  4.781                     4.856               -7.464
 8/28/2006                  4.793                     4.873               -7.973
 8/29/2006                  4.779                     4.855               -7.619
 8/30/2006                  4.753                     4.813               -5.940
 8/31/2006                  4.728                     4.780               -5.179
  9/1/2006                  4.726                     4.762               -3.646
  9/4/2006                  4.726                     4.762               -3.628
  9/5/2006                  4.781                     4.795               -1.408
  9/6/2006                  4.797                     4.812               -1.489
  9/7/2006                  4.787                     4.812               -2.471
  9/8/2006                  4.773                     4.811               -3.823
 9/11/2006                  4.803                     4.828               -2.511
 9/12/2006                  4.771                     4.819               -4.838
 9/13/2006                  4.761                     4.794               -3.289
 9/14/2006                  4.791                     4.836               -4.518
 9/15/2006                  4.791                     4.861               -7.036
 9/18/2006                  4.806                     4.878               -7.137
 9/19/2006                  4.735                     4.801               -6.633
 9/20/2006                  4.731                     4.818               -8.719
 9/21/2006                  4.638                     4.690               -5.210
 9/22/2006                  4.591                     4.672               -8.135
 9/25/2006                  4.544                     4.638               -9.379
 9/26/2006                  4.585                     4.697              -11.236
 9/27/2006                  4.600                     4.688               -8.789
 9/28/2006                  4.614                     4.662               -4.819
 9/29/2006                  4.630                     4.687               -5.756
 10/2/2006                  4.602                     4.646               -4.359
 10/3/2006                  4.616                     4.654               -3.818
 10/4/2006                  4.561                     4.587               -2.653
 10/5/2006                  4.606                     4.654               -4.806
 10/6/2006                  4.696                     4.738               -4.128
 10/9/2006                  4.696                     4.738               -4.140
10/10/2006                  4.754                     4.822               -6.816
10/11/2006                  4.780                     4.856               -7.598
10/12/2006                  4.772                     4.839               -6.732
10/13/2006                  4.800                     4.865               -6.550
10/16/2006                  4.778                     4.849               -7.081
10/17/2006                  4.768                     4.840               -7.256
10/18/2006                  4.756                     4.840               -8.481
10/19/2006                  4.784                     4.866               -8.266
10/20/2006                  4.788                     4.876               -8.809
10/23/2006                  4.830                     4.910               -8.054
10/24/2006                  4.822                     4.911               -8.893
10/25/2006                  4.763                     4.846               -8.259
10/26/2006                  4.719                     4.805               -8.517
10/27/2006                  4.674                     4.747               -7.317
10/30/2006                  4.671                     4.755               -8.348
10/31/2006                  4.600                     4.697               -9.669
 11/1/2006                  4.567                     4.647               -8.031
 11/2/2006                  4.596                     4.671               -7.526
 11/3/2006                  4.717                     4.820              -10.318
 11/6/2006                  4.695                     4.803              -10.831
 11/7/2006                  4.659                     4.770              -11.058
 11/8/2006                  4.637                     4.753              -11.554
 11/9/2006                  4.627                     4.744              -11.689
11/10/2006                  4.590                     4.735              -14.536
11/13/2006                  4.611                     4.768              -15.718
11/14/2006                  4.564                     4.743              -17.875
11/15/2006                  4.619                     4.810              -19.117
11/16/2006                  4.666                     4.852              -18.604
11/17/2006                  4.601                     4.767              -16.583
11/20/2006                  4.599                     4.775              -17.612
11/21/2006                  4.572                     4.758              -18.641
11/22/2006                  4.560                     4.741              -18.073
11/23/2006                  4.560                     4.740              -18.008
11/24/2006                  4.550                     4.731              -18.109
11/27/2006                  4.530                     4.723              -19.210
11/28/2006                  4.503                     4.679              -17.631
11/29/2006                  4.523                     4.687              -16.456
11/30/2006                  4.460                     4.613              -15.246
 12/1/2006                  4.435                     4.521               -8.631
 12/4/2006                  4.425                     4.512               -8.756
 12/5/2006                  4.442                     4.512               -6.992
 12/6/2006                  4.487                     4.587               -9.990
 12/7/2006                  4.483                     4.579               -9.538
 12/8/2006                  4.546                     4.670              -12.469
12/11/2006                  4.520                     4.662              -14.183
12/12/2006                  4.487                     4.611              -12.466
12/13/2006                  4.581                     4.704              -12.303
12/14/2006                  4.599                     4.738              -13.913
12/15/2006                  4.595                     4.721              -12.642
12/18/2006                  4.583                     4.713              -12.986
12/19/2006                  4.591                     4.713              -12.203
12/20/2006                  4.597                     4.713              -11.617
12/21/2006                  4.547                     4.653              -10.596
12/22/2006                  4.620                     4.722              -10.133
12/25/2006                  4.620                     4.722              -10.141
12/26/2006                  4.601                     4.713              -11.274
12/27/2006                  4.652                     4.782              -12.991
12/28/2006                  4.682                     4.796              -11.334
12/29/2006                  4.704                     4.812              -10.793
  1/1/2007                  4.704                     4.812              -10.792
  1/2/2007                  4.682                     4.796              -11.328
  1/3/2007                  4.660                     4.762              -10.194
  1/4/2007                  4.604                     4.695               -9.103
  1/5/2007                  4.646                     4.754              -10.733
  1/8/2007                  4.654                     4.779              -12.441
  1/9/2007                  4.656                     4.795              -13.919
 1/10/2007                  4.686                     4.812              -12.595
 1/11/2007                  4.733                     4.854              -12.188
 1/12/2007                  4.777                     4.880              -10.308
 1/15/2007                  4.777                     4.880              -10.316
 1/16/2007                  4.749                     4.863              -11.454
 1/17/2007                  4.781                     4.906              -12.471
 1/18/2007                  4.745                     4.880              -13.568
 1/19/2007                  4.777                     4.915              -13.779
 1/22/2007                  4.761                     4.907              -14.555
 1/23/2007                  4.810                     4.941              -13.130
 1/24/2007                  4.810                     4.933              -12.286
 1/25/2007                  4.875                     4.971               -9.535
 1/26/2007                  4.875                     4.971               -9.519
 1/29/2007                  4.892                     4.979               -8.704
 1/30/2007                  4.871                     4.962               -9.087
 1/31/2007                  4.810                     4.921              -11.058
  2/1/2007                  4.837                     4.962              -12.562
  2/2/2007                  4.822                     4.937              -11.479
  2/5/2007                  4.804                     4.921              -11.638
  2/6/2007                  4.768                     4.895              -12.784
  2/7/2007                  4.745                     4.870              -12.494
  2/8/2007                  4.733                     4.878              -14.558
  2/9/2007                  4.782                     4.904              -12.179
 2/12/2007                  4.806                     4.929              -12.308
 2/13/2007                  4.810                     4.937              -12.752
 2/14/2007                  4.738                     4.870              -13.171
 2/15/2007                  4.708                     4.836              -12.759
 2/16/2007                  4.690                     4.827              -13.646
 2/19/2007                  4.690                     4.827              -13.633
 2/20/2007                  4.676                     4.818              -14.154
 2/21/2007                  4.692                     4.843              -15.128
 2/22/2007                  4.730                     4.862              -13.202
 2/23/2007                  4.672                     4.804              -13.158
 2/26/2007                  4.627                     4.762              -13.566
 2/27/2007                  4.513                     4.589               -7.600
 2/28/2007                  4.568                     4.646               -7.875
  3/1/2007                  4.552                     4.613               -6.116
  3/2/2007                  4.499                     4.529               -3.038
  3/5/2007                  4.497                     4.521               -2.371
  3/6/2007                  4.530                     4.579               -4.833
  3/7/2007                  4.489                     4.528               -3.919
  3/8/2007                  4.514                     4.561               -4.680
  3/9/2007                  4.589                     4.669               -8.023
 3/12/2007                  4.554                     4.636               -8.194
 3/13/2007                  4.493                     4.509               -1.660
 3/14/2007                  4.536                     4.559               -2.353
 3/15/2007                  4.538                     4.584               -4.653
 3/16/2007                  4.546                     4.592               -4.636
 3/19/2007                  4.565                     4.626               -6.029
 3/20/2007                  4.551                     4.608               -5.693
 3/21/2007                  4.538                     4.532                0.589
 3/22/2007                  4.585                     4.582                0.259
 3/23/2007                  4.613                     4.607                0.550
 3/26/2007                  4.603                     4.581                2.147
 3/27/2007                  4.599                     4.564                3.489
 3/28/2007                  4.622                     4.572                5.042
 3/29/2007                  4.644                     4.587                5.742
 3/30/2007                  4.646                     4.579                6.769
  4/2/2007                  4.642                     4.587                5.536
  4/3/2007                  4.666                     4.620                4.598
  4/4/2007                  4.650                     4.595                5.491
  4/5/2007                  4.680                     4.629                5.116
  4/6/2007                  4.751                     4.738                1.218
  4/9/2007                  4.745                     4.739                0.589
 4/10/2007                  4.720                     4.697                2.384
 4/11/2007                  4.733                     4.722                1.044
 4/12/2007                  4.737                     4.731                0.582
 4/13/2007                  4.763                     4.765               -0.254
 4/16/2007                  4.737                     4.740               -0.358
 4/17/2007                  4.682                     4.673                0.982
 4/18/2007                  4.652                     4.639                1.358
 4/19/2007                  4.666                     4.639                2.748
 4/20/2007                  4.672                     4.648                2.458
 4/23/2007                  4.642                     4.622                2.002
 4/24/2007                  4.622                     4.597                2.558
 4/25/2007                  4.652                     4.631                2.125
 4/26/2007                  4.698                     4.670                2.884
 4/27/2007                  4.694                     4.653                4.142
 4/30/2007                  4.624                     4.595                2.907
  5/1/2007                  4.638                     4.628                0.983
  5/2/2007                  4.644                     4.645               -0.088
  5/3/2007                  4.674                     4.695               -2.084
  5/4/2007                  4.640                     4.671               -3.045
  5/7/2007                  4.628                     4.671               -4.264
  5/8/2007                  4.636                     4.671               -3.478
  5/9/2007                  4.667                     4.730               -6.323
 5/10/2007                  4.640                     4.680               -3.978
 5/11/2007                  4.674                     4.706               -3.186
 5/14/2007                  4.696                     4.731               -3.555
 5/15/2007                  4.704                     4.731               -2.778
 5/16/2007                  4.712                     4.732               -2.001
 5/17/2007                  4.754                     4.783               -2.919
 5/18/2007                  4.802                     4.818               -1.592
 5/21/2007                  4.784                     4.801               -1.726
 5/22/2007                  4.827                     4.836               -0.946
 5/23/2007                  4.849                     4.836                1.249
 5/24/2007                  4.841                     4.837                0.404
 5/25/2007                  4.859                     4.856                0.364
 5/28/2007                  4.859                     4.856                0.329
 5/29/2007                  4.884                     4.900               -1.605
 5/30/2007                  4.870                     4.879               -0.960
 5/31/2007                  4.890                     4.912               -2.233
  6/1/2007                  4.954                     4.971               -1.703
  6/4/2007                  4.929                     4.962               -3.323
  6/5/2007                  4.993                     5.004               -1.139
  6/6/2007                  4.966                     4.954                1.219
  6/7/2007                  5.132                     5.030               10.243
  6/8/2007                  5.101                     4.988               11.331
 6/11/2007                  5.154                     5.013               14.025
 6/12/2007                  5.295                     5.098               19.688
 6/13/2007                  5.200                     5.081               11.866
 6/14/2007                  5.223                     5.090               13.328
 6/15/2007                  5.165                     5.022               14.234
 6/18/2007                  5.136                     4.997               13.857
 6/19/2007                  5.083                     4.937               14.609
 6/20/2007                  5.134                     4.972               16.219
 6/21/2007                  5.188                     4.972               21.686
 6/22/2007                  5.132                     4.912               22.043
 6/25/2007                  5.082                     4.869               21.329
 6/26/2007                  5.080                     4.869               21.139
 6/27/2007                  5.082                     4.896               18.665
 6/28/2007                  5.105                     4.946               15.981
 6/29/2007                  5.027                     4.862               16.412
  7/2/2007                  4.991                     4.846               14.569
  7/3/2007                  5.039                     4.879               16.052
  7/4/2007                  5.039                     4.879               16.071
  7/5/2007                  5.142                     4.971               17.145
  7/6/2007                  5.185                     4.988               19.679
  7/9/2007                  5.140                     4.954               18.627
 7/10/2007                  5.023                     4.836               18.699
 7/11/2007                  5.088                     4.895               19.302
 7/12/2007                  5.126                     4.937               18.876
 7/13/2007                  5.095                     4.920               17.456
 7/16/2007                  5.041                     4.869               17.118
 7/17/2007                  5.051                     4.878               17.332
 7/18/2007                  5.030                     4.852               17.812
 7/19/2007                  5.018                     4.844               17.433
 7/20/2007                  4.952                     4.767               18.521
 7/23/2007                  4.950                     4.783               16.638
 7/24/2007                  4.911                     4.741               17.006
 7/25/2007                  4.900                     4.732               16.862
 7/26/2007                  4.788                     4.563               22.443
 7/27/2007                  4.759                     4.497               26.203
 7/30/2007                  4.804                     4.588               21.626
 7/31/2007                  4.741                     4.522               21.927
  8/1/2007                  4.794                     4.604               18.983
  8/2/2007                  4.767                     4.579               18.829
  8/3/2007                  4.686                     4.421               26.529
  8/6/2007                  4.739                     4.512               22.710
  8/7/2007                  4.770                     4.562               20.798
  8/8/2007                  4.879                     4.662               21.678
  8/9/2007                  4.770                     4.445               32.527
 8/10/2007                  4.810                     4.460               34.919
 8/13/2007                  4.762                     4.418               34.369
 8/14/2007                  4.726                     4.368               35.869
 8/15/2007                  4.726                     4.292               43.452
 8/16/2007                  4.659                     4.216               44.341
 8/17/2007                  4.687                     4.189               49.787
 8/20/2007                  4.628                     4.087               54.031
 8/21/2007                  4.592                     4.028               56.458
 8/22/2007                  4.647                     4.187               46.031
 8/23/2007                  4.647                     4.254               39.331
 8/24/2007                  4.618                     4.295               32.290
 8/27/2007                  4.565                     4.209               35.556
 8/28/2007                  4.508                     4.073               43.553
 8/29/2007                  4.561                     4.165               39.533
 8/30/2007                  4.508                     4.095               41.354
 8/31/2007                  4.531                     4.136               39.499
  9/3/2007                  4.531                     4.136               39.481
  9/4/2007                  4.549                     4.128               42.048
  9/5/2007                  4.469                     4.012               45.673
  9/6/2007                  4.510                     4.087               42.283
  9/7/2007                  4.384                     3.904               47.957
 9/10/2007                  4.324                     3.854               46.999
 9/11/2007                  4.370                     3.945               42.467
 9/12/2007                  4.412                     3.962               45.041
 9/13/2007                  4.466                     4.029               43.775
 9/14/2007                  4.456                     4.037               41.946
 9/17/2007                  4.468                     4.071               39.737
 9/18/2007                  4.474                     3.978               49.571
 9/19/2007                  4.548                     3.995               55.304
 9/20/2007                  4.698                     4.113               58.467
 9/21/2007                  4.622                     4.037               58.538
 9/24/2007                  4.630                     4.045               58.474
 9/25/2007                  4.626                     3.994               63.174
 9/26/2007                  4.622                     3.986               63.631
 9/27/2007                  4.565                     3.947               61.845
 9/28/2007                  4.589                     3.988               60.086
 10/1/2007                  4.547                     4.004               54.313
 10/2/2007                  4.524                     3.971               55.254
 10/3/2007                  4.561                     4.020               54.038
 10/4/2007                  4.512                     3.979               53.259
 10/5/2007                  4.638                     4.079               55.914
 10/8/2007                  4.638                     4.079               55.905
 10/9/2007                  4.650                     4.129               52.094
10/10/2007                  4.651                     4.145               50.607
10/11/2007                  4.638                     4.120               51.710
10/12/2007                  4.683                     4.230               45.318
10/15/2007                  4.679                     4.222               45.733
10/16/2007                  4.649                     4.129               51.989
10/17/2007                  4.554                     3.978               57.614
10/18/2007                  4.491                     3.911               58.048
10/19/2007                  4.393                     3.784               60.942
10/22/2007                  4.413                     3.860               55.332
10/23/2007                  4.405                     3.817               58.787
10/24/2007                  4.341                     3.741               59.997
10/25/2007                  4.380                     3.768               61.124
10/26/2007                  4.403                     3.776               62.615
10/29/2007                  4.383                     3.801               58.198
10/30/2007                  4.381                     3.809               57.176
10/31/2007                  4.473                     3.949               52.340
 11/1/2007                  4.348                     3.760               58.749
 11/2/2007                  4.318                     3.678               64.016
 11/5/2007                  4.336                     3.678               65.748
 11/6/2007                  4.375                     3.711               66.321
 11/7/2007                  4.310                     3.546               76.410
 11/8/2007                  4.285                     3.472               81.294
 11/9/2007                  4.215                     3.430               78.567
11/12/2007                  4.215                     3.429               78.598
11/13/2007                  4.266                     3.545               72.009
11/14/2007                  4.252                     3.504               74.826
11/15/2007                  4.142                     3.321               82.139
11/16/2007                  4.169                     3.344               82.452
11/19/2007                  4.073                     3.153               92.052
11/20/2007                  4.098                     3.202               89.606
11/21/2007                  4.009                     3.001              100.751
11/22/2007                  4.008                     2.998              100.996
11/23/2007                  4.001                     3.082               91.897
11/26/2007                  3.841                     2.889               95.184
11/27/2007                  3.950                     3.072               87.774
11/28/2007                  4.037                     3.180               85.641
11/29/2007                  3.936                     3.048               88.835
11/30/2007                  3.940                     2.999               94.108
 12/3/2007                  3.848                     2.852               99.544
 12/4/2007                  3.895                     2.876              101.820
 12/5/2007                  3.957                     2.933              102.366
 12/6/2007                  4.010                     3.031               97.891
 12/7/2007                  4.107                     3.104              100.263
12/10/2007                  4.159                     3.170               98.865
12/11/2007                  3.971                     2.923              104.829
12/12/2007                  4.091                     3.137               95.429
12/13/2007                  4.203                     3.236               96.664
12/14/2007                  4.236                     3.312               92.422
12/17/2007                  4.147                     3.179               96.831
12/18/2007                  4.120                     3.195               92.457
12/19/2007                  4.030                     3.104               92.615
12/20/2007                  4.053                     3.095               95.744
12/21/2007                  4.170                     3.196               97.426
12/24/2007                  4.214                     3.246               96.814
12/25/2007                  4.214                     3.246               96.799
12/26/2007                  4.277                     3.306               97.129
12/27/2007                  4.199                     3.213               98.544
12/28/2007                  4.075                     3.108               96.715
12/31/2007                  4.025                     3.051               97.448
  1/1/2008                  4.025                     3.050               97.472
  1/2/2008                  3.905                     2.880              102.510
  1/3/2008                  3.894                     2.815              107.896
  1/4/2008                  3.867                     2.748              111.901
  1/7/2008                  3.833                     2.747              108.571
  1/8/2008                  3.784                     2.682              110.249
  1/9/2008                  3.823                     2.722              110.192
 1/10/2008                  3.886                     2.696              118.926
 1/11/2008                  3.785                     2.555              123.020
 1/14/2008                  3.767                     2.554              121.231
 1/15/2008                  3.677                     2.480              119.710
 1/16/2008                  3.736                     2.503              123.314
 1/17/2008                  3.623                     2.404              121.877
 1/18/2008                  3.632                     2.350              128.137
 1/21/2008                  3.631                     2.349              128.248
 1/22/2008                  3.435                     1.997              143.762
 1/23/2008                  3.600                     2.151              144.897
 1/24/2008                  3.704                     2.314              139.016
 1/25/2008                  3.551                     2.186              136.540
 1/28/2008                  3.582                     2.193              138.982
 1/29/2008                  3.679                     2.290              138.901
 1/30/2008                  3.668                     2.169              149.833
 1/31/2008                  3.595                     2.097              149.805
  2/1/2008                  3.595                     2.073              152.193
  2/4/2008                  3.646                     2.064              158.189
  2/5/2008                  3.572                     1.919              165.274
  2/6/2008                  3.590                     1.927              166.333
  2/7/2008                  3.762                     2.048              171.373
  2/8/2008                  3.645                     1.926              171.878
 2/11/2008                  3.616                     1.909              170.695
 2/12/2008                  3.660                     1.917              174.262
 2/13/2008                  3.730                     1.917              181.326
 2/14/2008                  3.818                     1.892              192.612
 2/15/2008                  3.771                     1.915              185.511
 2/18/2008                  3.771                     1.915              185.546
 2/19/2008                  3.898                     2.071              182.669
 2/20/2008                  3.892                     2.129              176.329
 2/21/2008                  3.773                     1.972              180.049
 2/22/2008                  3.804                     2.021              178.244
 2/25/2008                  3.898                     2.112              178.617
 2/26/2008                  3.862                     2.004              185.742
 2/27/2008                  3.850                     1.996              185.437
 2/28/2008                  3.672                     1.820              185.138
 2/29/2008                  3.511                     1.620              189.129
  3/3/2008                  3.549                     1.635              191.341
  3/4/2008                  3.626                     1.659              196.740
  3/5/2008                  3.670                     1.626              204.362
  3/6/2008                  3.585                     1.506              207.875
  3/7/2008                  3.534                     1.520              201.384
 3/10/2008                  3.457                     1.487              196.973
 3/11/2008                  3.594                     1.744              184.974
 3/12/2008                  3.462                     1.623              183.967
 3/13/2008                  3.528                     1.630              189.777
 3/14/2008                  3.470                     1.483              198.698
 3/17/2008                  3.308                     1.345              196.347
 3/18/2008                  3.485                     1.603              188.151
 3/19/2008                  3.330                     1.464              186.570
 3/20/2008                  3.335                     1.600              173.501
 3/21/2008                  3.335                     1.600              173.552
 3/24/2008                  3.558                     1.805              175.301
 3/25/2008                  3.507                     1.772              173.503
 3/26/2008                  3.462                     1.623              183.866
 3/27/2008                  3.530                     1.690              183.969
 3/28/2008                  3.443                     1.650              179.296
 3/31/2008                  3.411                     1.586              182.501
  4/1/2008                  3.560                     1.794              176.613
  4/2/2008                  3.598                     1.899              169.964
  4/3/2008                  3.579                     1.891              168.849
  4/4/2008                  3.468                     1.819              164.909
  4/7/2008                  3.538                     1.916              162.176
  4/8/2008                  3.558                     1.875              168.297
  4/9/2008                  3.483                     1.770              171.249
 4/10/2008                  3.541                     1.843              169.808
 4/11/2008                  3.471                     1.746              172.548
 4/14/2008                  3.513                     1.762              175.077
 4/15/2008                  3.602                     1.868              173.394
 4/16/2008                  3.691                     1.967              172.363
 4/17/2008                  3.729                     2.107              162.196
 4/18/2008                  3.708                     2.134              157.451
 4/21/2008                  3.728                     2.176              155.186
 4/22/2008                  3.693                     2.193              149.988
 4/23/2008                  3.733                     2.193              153.993
 4/24/2008                  3.827                     2.387              144.037
 4/25/2008                  3.872                     2.419              145.341
 4/28/2008                  3.827                     2.346              148.101
 4/29/2008                  3.821                     2.354              146.715
 4/30/2008                  3.730                     2.258              147.214
  5/1/2008                  3.765                     2.371              139.391
  5/2/2008                  3.857                     2.453              140.384
  5/5/2008                  3.869                     2.421              144.789
  5/6/2008                  3.918                     2.389              152.956
  5/7/2008                  3.850                     2.308              154.179
  5/8/2008                  3.780                     2.218              156.119
  5/9/2008                  3.771                     2.243              152.787
 5/12/2008                  3.799                     2.309              149.044
 5/13/2008                  3.915                     2.474              144.137
 5/14/2008                  3.913                     2.515              139.772
 5/15/2008                  3.816                     2.425              139.129
 5/16/2008                  3.847                     2.443              140.375
 5/19/2008                  3.831                     2.393              143.794
 5/20/2008                  3.777                     2.303              147.401
 5/21/2008                  3.809                     2.402              140.616
 5/22/2008                  3.913                     2.528              138.517
 5/23/2008                  3.844                     2.429              141.506
 5/26/2008                  3.844                     2.438              140.626
 5/27/2008                  3.921                     2.505              141.532
 5/28/2008                  4.005                     2.607              139.822
 5/29/2008                  4.077                     2.686              139.122
 5/30/2008                  4.062                     2.645              141.627
  6/2/2008                  3.959                     2.508              145.146
  6/3/2008                  3.896                     2.402              149.340
  6/4/2008                  3.978                     2.451              152.776
  6/5/2008                  4.040                     2.499              154.128
  6/6/2008                  3.911                     2.376              153.466
  6/9/2008                  4.000                     2.711              128.893
 6/10/2008                  4.105                     2.925              117.989
 6/11/2008                  4.075                     2.810              126.577
 6/12/2008                  4.213                     3.042              117.129
 6/13/2008                  4.259                     3.035              122.374
 6/16/2008                  4.269                     3.035              123.322
 6/17/2008                  4.199                     2.894              130.513
 6/18/2008                  4.138                     2.853              128.544
 6/19/2008                  4.209                     2.937              127.271
 6/20/2008                  4.166                     2.896              127.016
 6/23/2008                  4.166                     2.938              122.789
 6/24/2008                  4.084                     2.838              124.586
 6/25/2008                  4.101                     2.814              128.704
 6/26/2008                  4.035                     2.661              137.395
 6/27/2008                  3.967                     2.629              133.826
 6/30/2008                  3.971                     2.620              135.056
  7/1/2008                  4.004                     2.652              135.166
  7/2/2008                  3.959                     2.579              138.005
  7/3/2008                  3.977                     2.529              144.788
  7/4/2008                  3.977                     2.537              144.026
  7/7/2008                  3.902                     2.431              147.079
  7/8/2008                  3.884                     2.479              140.479
  7/9/2008                  3.813                     2.390              142.363
 7/10/2008                  3.798                     2.405              139.275
 7/11/2008                  3.960                     2.599              136.027
 7/14/2008                  3.857                     2.452              140.569
 7/15/2008                  3.821                     2.369              145.157
 7/16/2008                  3.936                     2.426              151.059
 7/17/2008                  3.993                     2.491              150.192
 7/18/2008                  4.085                     2.638              144.694
 7/21/2008                  4.044                     2.596              144.751
 7/22/2008                  4.101                     2.720              138.039
 7/23/2008                  4.119                     2.737              138.176
 7/24/2008                  3.999                     2.609              138.991
 7/25/2008                  4.099                     2.714              138.527
 7/28/2008                  4.003                     2.577              142.613
 7/29/2008                  4.040                     2.625              141.506
 7/30/2008                  4.046                     2.633              141.292
 7/31/2008                  3.948                     2.512              143.624
  8/1/2008                  3.933                     2.495              143.788
  8/4/2008                  3.964                     2.535              142.899
  8/5/2008                  4.019                     2.551              146.789
  8/6/2008                  4.052                     2.575              147.726
  8/7/2008                  3.925                     2.428              149.639
  8/8/2008                  3.932                     2.500              143.204
 8/11/2008                  3.995                     2.541              145.441
 8/12/2008                  3.900                     2.426              147.402
 8/13/2008                  3.936                     2.475              146.146
 8/14/2008                  3.891                     2.433              145.729
 8/15/2008                  3.840                     2.383              145.682
 8/18/2008                  3.815                     2.333              148.211
 8/19/2008                  3.834                     2.300              153.432
 8/20/2008                  3.802                     2.250              155.224
 8/21/2008                  3.831                     2.307              152.443
 8/22/2008                  3.872                     2.404              146.834
 8/25/2008                  3.786                     2.329              145.674
 8/26/2008                  3.776                     2.328              144.790
 8/27/2008                  3.765                     2.278              148.700
 8/28/2008                  3.780                     2.363              141.694
 8/29/2008                  3.813                     2.371              144.251
  9/1/2008                  3.813                     2.371              144.248
  9/2/2008                  3.735                     2.258              147.654
  9/3/2008                  3.701                     2.258              144.303
  9/4/2008                  3.625                     2.177              144.761
  9/5/2008                  3.701                     2.306              139.474
  9/8/2008                  3.676                     2.306              137.053
  9/9/2008                  3.569                     2.167              140.124
 9/10/2008                  3.631                     2.200              143.181
 9/11/2008                  3.644                     2.224              142.054
 9/12/2008                  3.721                     2.207              151.384
 9/15/2008                  3.389                     1.710              167.862
 9/16/2008                  3.438                     1.806              163.119
 9/17/2008                  3.416                     1.643              177.232
 9/18/2008                  3.546                     1.699              184.648
 9/19/2008                  3.812                     2.172              164.044
 9/22/2008                  3.837                     2.130              170.663
 9/23/2008                  3.801                     2.072              172.875
 9/24/2008                  3.812                     1.965              184.781
 9/25/2008                  3.856                     2.165              169.139
 9/26/2008                  3.854                     2.100              175.364
 9/29/2008                  3.580                     1.661              191.845
 9/30/2008                  3.825                     1.964              186.136
 10/1/2008                  3.740                     1.820              192.041
 10/2/2008                  3.629                     1.620              200.964
 10/3/2008                  3.605                     1.586              201.870
 10/6/2008                  3.455                     1.434              202.120
 10/7/2008                  3.505                     1.457              204.759
 10/8/2008                  3.642                     1.552              208.956
 10/9/2008                  3.787                     1.536              225.114
10/10/2008                  3.872                     1.638              223.422
10/13/2008                  3.980                     1.597              238.255
10/14/2008                  4.079                     1.816              226.286
10/15/2008                  3.949                     1.556              239.306
10/16/2008                  3.961                     1.620              234.034
10/17/2008                  3.932                     1.619              231.295
10/20/2008                  3.844                     1.700              214.345
10/21/2008                  3.741                     1.618              212.297
10/22/2008                  3.596                     1.503              209.313
10/23/2008                  3.676                     1.609              206.792
10/24/2008                  3.688                     1.516              217.113
10/27/2008                  3.689                     1.540              214.894
10/28/2008                  3.836                     1.573              226.284
10/29/2008                  3.857                     1.536              232.071
10/30/2008                  3.966                     1.568              239.869
10/31/2008                  3.955                     1.552              240.290
 11/3/2008                  3.916                     1.440              247.606
 11/4/2008                  3.727                     1.376              235.064
 11/5/2008                  3.704                     1.344              236.000
 11/6/2008                  3.691                     1.288              240.291
 11/7/2008                  3.795                     1.327              246.803
11/10/2008                  3.745                     1.246              249.932
11/11/2008                  3.745                     1.246              249.962
11/12/2008                  3.648                     1.165              248.343
11/13/2008                  3.857                     1.237              262.022
11/14/2008                  3.737                     1.212              252.511
11/17/2008                  3.650                     1.179              247.146
11/18/2008                  3.531                     1.130              240.139
11/19/2008                  3.322                     1.064              225.783
11/20/2008                  3.015                     0.983              203.199
11/21/2008                  3.199                     1.103              209.646
11/24/2008                  3.325                     1.208              211.701
11/25/2008                  3.110                     1.183              192.706
11/26/2008                  2.980                     1.095              188.480
11/27/2008                  2.980                     1.095              188.425
11/28/2008                  2.922                     0.985              193.704
 12/1/2008                  2.733                     0.905              182.725
 12/2/2008                  2.674                     0.889              178.504
 12/3/2008                  2.660                     0.889              177.163
 12/4/2008                  2.553                     0.817              173.612
 12/5/2008                  2.705                     0.926              177.904
 12/8/2008                  2.740                     0.942              179.768
 12/9/2008                  2.642                     0.846              179.586
12/10/2008                  2.684                     0.853              183.092
12/11/2008                  2.604                     0.781              182.283
12/12/2008                  2.572                     0.763              180.941
12/15/2008                  2.514                     0.738              177.631
12/16/2008                  2.258                     0.649              160.820
12/17/2008                  2.193                     0.745              144.838
12/18/2008                  2.080                     0.680              140.072
12/19/2008                  2.125                     0.742              138.283
12/22/2008                  2.172                     0.822              134.949
12/23/2008                  2.175                     0.919              125.606
12/24/2008                  2.184                     0.911              127.306
12/25/2008                  2.183                     0.911              127.196
12/26/2008                  2.133                     0.887              124.659
12/29/2008                  2.101                     0.776              132.409
12/30/2008                  2.055                     0.729              132.549
12/31/2008                  2.214                     0.768              144.569
  1/1/2009                  2.213                     0.768              144.506
  1/2/2009                  2.371                     0.823              154.719
  1/5/2009                  2.483                     0.768              171.527
  1/6/2009                  2.447                     0.768              167.967
  1/7/2009                  2.496                     0.815              168.072
  1/8/2009                  2.442                     0.831              161.044
  1/9/2009                  2.392                     0.751              164.103
 1/12/2009                  2.306                     0.743              156.359
 1/13/2009                  2.294                     0.742              155.179
 1/14/2009                  2.201                     0.710              149.097
 1/15/2009                  2.207                     0.718              148.940
 1/16/2009                  2.320                     0.725              159.542
 1/19/2009                  2.320                     0.725              159.529
 1/20/2009                  2.379                     0.709              167.017
 1/21/2009                  2.538                     0.773              176.442
 1/22/2009                  2.594                     0.724              186.956
 1/23/2009                  2.619                     0.814              180.535
 1/26/2009                  2.643                     0.830              181.294
 1/27/2009                  2.529                     0.805              172.396
 1/28/2009                  2.668                     0.903              176.551
 1/29/2009                  2.860                     0.958              190.209
 1/30/2009                  2.842                     0.950              189.174
  2/2/2009                  2.724                     0.895              182.951
  2/3/2009                  2.886                     0.966              191.939
  2/4/2009                  2.937                     0.983              195.462
  2/5/2009                  2.914                     0.967              194.712
  2/6/2009                  2.994                     0.999              199.442
  2/9/2009                  2.986                     1.015              197.084
 2/10/2009                  2.815                     0.895              192.038
 2/11/2009                  2.755                     0.919              183.626
 2/12/2009                  2.788                     0.911              187.667
 2/13/2009                  2.891                     0.968              192.321
 2/16/2009                  2.891                     0.960              193.123
 2/17/2009                  2.650                     0.863              178.692
 2/18/2009                  2.757                     0.952              180.512
 2/19/2009                  2.855                     0.985              187.019
 2/20/2009                  2.790                     0.944              184.534
 2/23/2009                  2.755                     0.936              181.912
 2/24/2009                  2.797                     0.977              181.962
 2/25/2009                  2.928                     1.077              185.070
 2/26/2009                  2.993                     1.085              190.721
 2/27/2009                  3.015                     0.974              204.086
  3/2/2009                  2.864                     0.871              199.322
  3/3/2009                  2.879                     0.879              199.993
  3/4/2009                  2.976                     0.943              203.367
  3/5/2009                  2.813                     0.887              192.637
  3/6/2009                  2.874                     0.951              192.254
  3/9/2009                  2.861                     0.959              190.163
 3/10/2009                  3.006                     1.032              197.462
 3/11/2009                  2.907                     1.016              189.092
 3/12/2009                  2.855                     1.008              184.751
 3/13/2009                  2.892                     0.960              193.226
 3/16/2009                  2.955                     1.000              195.427
 3/17/2009                  3.009                     1.033              197.539
 3/18/2009                  2.535                     0.814              172.053
 3/19/2009                  2.604                     0.863              174.133
 3/20/2009                  2.636                     0.871              176.536
 3/23/2009                  2.654                     0.895              175.879
 3/24/2009                  2.703                     0.912              179.102
 3/25/2009                  2.786                     0.958              182.816
 3/26/2009                  2.741                     0.911              183.018
 3/27/2009                  2.759                     0.911              184.833
 3/30/2009                  2.714                     0.847              186.616
 3/31/2009                  2.665                     0.800              186.481
  4/1/2009                  2.656                     0.808              184.797
  4/2/2009                  2.768                     0.887              188.110
  4/3/2009                  2.887                     0.951              193.647
  4/6/2009                  2.924                     0.943              198.134
  4/7/2009                  2.898                     0.911              198.738
  4/8/2009                  2.858                     0.927              193.079
  4/9/2009                  2.923                     0.951              197.113
 4/10/2009                  2.924                     0.952              197.292
 4/13/2009                  2.860                     0.871              198.883
 4/14/2009                  2.786                     0.847              193.954
 4/15/2009                  2.766                     0.855              191.141
 4/16/2009                  2.832                     0.903              192.893
 4/17/2009                  2.947                     0.968              197.858
 4/20/2009                  2.838                     0.912              192.624
 4/21/2009                  2.899                     0.936              196.274
 4/22/2009                  2.942                     0.961              198.091
 4/23/2009                  2.921                     0.928              199.309
 4/24/2009                  2.992                     0.961              203.106
 4/27/2009                  2.910                     0.879              203.109
 4/28/2009                  3.009                     0.950              205.906
 4/29/2009                  3.109                     0.958              215.116
 4/30/2009                  3.121                     0.903              221.796
  5/1/2009                  3.155                     0.911              224.442
  5/4/2009                  3.153                     0.943              221.071
  5/5/2009                  3.161                     0.967              219.442
  5/6/2009                  3.163                     0.967              219.631
  5/7/2009                  3.339                     0.999              233.983
  5/8/2009                  3.288                     0.983              230.411
 5/11/2009                  3.167                     0.895              227.216
 5/12/2009                  3.175                     0.887              228.754
 5/13/2009                  3.121                     0.871              225.039
 5/14/2009                  3.090                     0.847              224.351
 5/15/2009                  3.136                     0.855              228.126
 5/18/2009                  3.232                     0.911              232.040
 5/19/2009                  3.245                     0.887              235.772
 5/20/2009                  3.193                     0.838              235.464
 5/21/2009                  3.366                     0.863              250.350
 5/22/2009                  3.451                     0.887              256.418
 5/25/2009                  3.452                     0.887              256.423
 5/26/2009                  3.549                     0.920              262.858
 5/27/2009                  3.740                     0.982              275.813
 5/28/2009                  3.614                     0.966              264.807
 5/29/2009                  3.461                     0.919              254.278
  6/1/2009                  3.675                     0.950              272.423
  6/2/2009                  3.615                     0.950              266.426
  6/3/2009                  3.542                     0.911              263.094
  6/4/2009                  3.712                     0.959              275.329
  6/5/2009                  3.830                     1.296              253.357
  6/8/2009                  3.876                     1.402              247.348
  6/9/2009                  3.858                     1.306              255.231
 6/10/2009                  3.948                     1.355              259.271
 6/11/2009                  3.856                     1.323              253.326
 6/12/2009                  3.794                     1.268              252.572
 6/15/2009                  3.713                     1.228              248.565
 6/16/2009                  3.661                     1.187              247.341
 6/17/2009                  3.690                     1.163              252.678
 6/18/2009                  3.830                     1.254              257.604
 6/19/2009                  3.783                     1.206              257.682
 6/22/2009                  3.683                     1.133              255.042
 6/23/2009                  3.623                     1.100              252.271
 6/24/2009                  3.687                     1.200              248.676
 6/25/2009                  3.542                     1.129              241.281
 6/26/2009                  3.538                     1.113              242.509
 6/29/2009                  3.479                     1.097              238.146
 6/30/2009                  3.535                     1.113              242.143
  7/1/2009                  3.539                     1.042              249.681
  7/2/2009                  3.497                     0.985              251.104
  7/3/2009                  3.500                     0.985              251.516
  7/6/2009                  3.508                     0.945              256.302
  7/7/2009                  3.456                     0.969              248.726
  7/8/2009                  3.310                     0.913              239.699
  7/9/2009                  3.405                     0.929              247.622
 7/10/2009                  3.305                     0.904              240.067
 7/13/2009                  3.352                     0.904              244.836
 7/14/2009                  3.472                     0.943              252.881
 7/15/2009                  3.606                     1.016              258.998
 7/16/2009                  3.571                     0.983              258.759
 7/17/2009                  3.645                     0.991              265.443
 7/20/2009                  3.608                     0.974              263.388
 7/21/2009                  3.484                     0.925              255.896
 7/22/2009                  3.546                     0.941              260.489
 7/23/2009                  3.658                     1.015              264.293
 7/24/2009                  3.660                     0.998              266.212
 7/27/2009                  3.721                     1.039              268.237
 7/28/2009                  3.688                     1.080              260.798
 7/29/2009                  3.660                     1.163              249.769
 7/30/2009                  3.609                     1.170              243.895
 7/31/2009                  3.482                     1.115              236.616
  8/3/2009                  3.635                     1.187              244.798
  8/4/2009                  3.687                     1.204              248.294
  8/5/2009                  3.748                     1.212              253.606
  8/6/2009                  3.752                     1.204              254.792
  8/7/2009                  3.852                     1.302              255.046
 8/10/2009                  3.779                     1.238              254.098
 8/11/2009                  3.670                     1.173              249.651
 8/12/2009                  3.719                     1.157              256.196
 8/13/2009                  3.600                     1.093              250.689
 8/14/2009                  3.571                     1.053              251.807
 8/17/2009                  3.470                     1.012              245.816
 8/18/2009                  3.511                     1.028              248.264
 8/19/2009                  3.454                     0.988              246.579
 8/20/2009                  3.433                     0.988              244.545
 8/21/2009                  3.567                     1.094              247.274
 8/24/2009                  3.477                     1.020              245.698
 8/25/2009                  3.437                     1.012              242.439
 8/26/2009                  3.435                     1.052              238.326
 8/27/2009                  3.455                     1.044              241.148
 8/28/2009                  3.447                     1.020              242.767
 8/31/2009                  3.399                     0.972              242.709
  9/1/2009                  3.364                     0.909              245.546
  9/2/2009                  3.308                     0.901              240.664
  9/3/2009                  3.346                     0.917              242.928
  9/4/2009                  3.440                     0.932              250.760
  9/7/2009                  3.443                     0.932              251.136
  9/8/2009                  3.484                     0.940              254.424
  9/9/2009                  3.473                     0.924              254.913
 9/10/2009                  3.349                     0.884              246.534
 9/11/2009                  3.349                     0.907              244.150
 9/14/2009                  3.423                     0.923              249.930
 9/15/2009                  3.456                     0.939              251.664
 9/16/2009                  3.471                     0.988              248.303
 9/17/2009                  3.385                     0.939              244.626
 9/18/2009                  3.465                     0.996              246.921
 9/21/2009                  3.482                     0.988              249.411
 9/22/2009                  3.446                     0.955              249.132
 9/23/2009                  3.420                     0.964              245.587
 9/24/2009                  3.383                     0.941              244.244
 9/25/2009                  3.320                     0.988              233.207
 9/28/2009                  3.282                     0.972              230.922
 9/29/2009                  3.293                     0.996              229.642
 9/30/2009                  3.307                     0.949              235.854
 10/1/2009                  3.181                     0.869              231.150
 10/2/2009                  3.221                     0.869              235.182
 10/5/2009                  3.222                     0.877              234.578
 10/6/2009                  3.257                     0.908              234.877
 10/7/2009                  3.184                     0.860              232.357
 10/8/2009                  3.250                     0.884              236.548
 10/9/2009                  3.382                     0.964              241.833
10/12/2009                  3.380                     0.964              241.647
10/13/2009                  3.349                     0.907              244.129
10/14/2009                  3.416                     0.915              250.021
10/15/2009                  3.458                     0.947              251.098
10/16/2009                  3.413                     0.955              245.809
10/19/2009                  3.391                     0.963              242.760
10/20/2009                  3.343                     0.923              241.992
10/21/2009                  3.387                     0.955              243.202
10/22/2009                  3.415                     0.939              247.633
10/23/2009                  3.492                     1.004              248.783
10/26/2009                  3.556                     1.029              252.739
10/27/2009                  3.447                     0.930              251.658
10/28/2009                  3.417                     0.941              247.607
10/29/2009                  3.499                     0.980              251.909
10/30/2009                  3.385                     0.893              249.158
 11/2/2009                  3.416                     0.917              249.970
 11/3/2009                  3.467                     0.917              255.049
 11/4/2009                  3.526                     0.901              262.501
 11/5/2009                  3.526                     0.877              264.899
 11/6/2009                  3.499                     0.844              265.485
 11/9/2009                  3.488                     0.852              263.571
11/10/2009                  3.474                     0.827              264.687
11/11/2009                  3.489                     0.827              266.156
11/12/2009                  3.446                     0.811              263.456
11/13/2009                  3.420                     0.810              260.925
11/16/2009                  3.336                     0.770              256.631
11/17/2009                  3.325                     0.761              256.361
11/18/2009                  3.366                     0.745              262.077
11/19/2009                  3.338                     0.704              263.374
11/20/2009                  3.368                     0.727              264.025
11/23/2009                  3.351                     0.727              262.394
11/24/2009                  3.305                     0.730              257.425
11/25/2009                  3.271                     0.746              252.525
11/26/2009                  3.271                     0.746              252.516
11/27/2009                  3.207                     0.683              252.393
11/30/2009                  3.200                     0.667              253.242
 12/1/2009                  3.284                     0.675              260.911
 12/2/2009                  3.312                     0.722              258.946
 12/3/2009                  3.386                     0.722              266.377
 12/4/2009                  3.474                     0.834              264.039
 12/7/2009                  3.431                     0.762              266.894
 12/8/2009                  3.382                     0.722              266.021
 12/9/2009                  3.435                     0.746              268.866
12/10/2009                  3.499                     0.770              272.864
12/11/2009                  3.552                     0.802              274.946
12/14/2009                  3.550                     0.851              269.914
12/15/2009                  3.588                     0.851              273.709
12/16/2009                  3.599                     0.835              276.462
12/17/2009                  3.480                     0.754              272.589
12/18/2009                  3.539                     0.795              274.403
12/21/2009                  3.676                     0.860              281.655
12/22/2009                  3.756                     0.909              284.671
12/23/2009                  3.750                     0.926              282.438
12/24/2009                  3.805                     0.968              283.705
12/25/2009                  3.805                     0.968              283.684
12/28/2009                  3.842                     1.043              279.935
12/29/2009                  3.799                     1.083              271.603
12/30/2009                  3.788                     1.083              270.441
12/31/2009                  3.839                     1.139              269.939
  1/1/2010                  3.837                     1.140              269.733
  1/4/2010                  3.817                     1.068              274.961
  1/5/2010                  3.763                     1.012              275.081
  1/6/2010                  3.823                     0.996              282.744
  1/7/2010                  3.826                     1.028              279.751
  1/8/2010                  3.832                     0.980              285.179
 1/11/2010                  3.820                     0.940              288.031
 1/12/2010                  3.713                     0.907              280.531
 1/13/2010                  3.793                     0.964              282.909
 1/14/2010                  3.740                     0.923              281.684
 1/15/2010                  3.676                     0.866              281.018
 1/18/2010                  3.676                     0.866              281.044
 1/19/2010                  3.694                     0.890              280.357
 1/20/2010                  3.649                     0.874              277.547
 1/21/2010                  3.588                     0.833              275.464
 1/22/2010                  3.609                     0.792              281.746
 1/25/2010                  3.628                     0.816              281.262
 1/26/2010                  3.621                     0.807              281.339
 1/27/2010                  3.650                     0.919              273.129
 1/28/2010                  3.636                     0.863              277.319
 1/29/2010                  3.586                     0.816              277.056
  2/1/2010                  3.652                     0.855              279.688
  2/2/2010                  3.642                     0.855              278.728
  2/3/2010                  3.707                     0.879              282.772
  2/4/2010                  3.608                     0.807              280.027
  2/5/2010                  3.567                     0.767              280.003
  2/8/2010                  3.562                     0.767              279.446
  2/9/2010                  3.647                     0.831              281.582
 2/10/2010                  3.692                     0.879              281.262
 2/11/2010                  3.720                     0.871              284.927
 2/12/2010                  3.695                     0.831              286.411
 2/15/2010                  3.693                     0.831              286.229
 2/16/2010                  3.659                     0.806              285.255
 2/17/2010                  3.733                     0.847              288.596
 2/18/2010                  3.803                     0.928              287.537
 2/19/2010                  3.775                     0.920              285.476
 2/22/2010                  3.797                     0.887              291.027
 2/23/2010                  3.685                     0.830              285.521
 2/24/2010                  3.693                     0.863              282.970
 2/25/2010                  3.634                     0.824              281.067
 2/26/2010                  3.614                     0.816              279.784
  3/1/2010                  3.610                     0.800              280.997
  3/2/2010                  3.606                     0.792              281.421
  3/3/2010                  3.619                     0.808              281.163
  3/4/2010                  3.604                     0.855              274.901
  3/5/2010                  3.682                     0.895              278.658
  3/8/2010                  3.718                     0.895              282.266
  3/9/2010                  3.702                     0.871              283.145
 3/10/2010                  3.723                     0.903              282.033
 3/11/2010                  3.729                     0.951              277.779
 3/12/2010                  3.703                     0.952              275.086
 3/15/2010                  3.697                     0.944              275.314
 3/16/2010                  3.651                     0.911              273.987
 3/17/2010                  3.638                     0.920              271.846
 3/18/2010                  3.678                     0.960              271.763
 3/19/2010                  3.691                     0.993              269.798
 3/22/2010                  3.661                     0.969              269.193
 3/23/2010                  3.687                     0.977              271.023
 3/24/2010                  3.854                     1.091              276.329
 3/25/2010                  3.880                     1.083              279.646
 3/26/2010                  3.849                     1.044              280.521
 3/29/2010                  3.866                     1.044              282.270
 3/30/2010                  3.859                     1.059              279.915
 3/31/2010                  3.828                     1.020              280.778
  4/1/2010                  3.870                     1.060              281.067
  4/2/2010                  3.947                     1.108              283.876
  4/5/2010                  3.988                     1.172              281.579
  4/6/2010                  3.953                     1.140              281.252
  4/7/2010                  3.855                     1.052              280.304
  4/8/2010                  3.892                     1.068              282.395
  4/9/2010                  3.884                     1.060              282.411
 4/12/2010                  3.844                     1.036              280.741
 4/13/2010                  3.822                     1.052              276.992
 4/14/2010                  3.861                     1.053              280.874
 4/15/2010                  3.834                     1.012              282.198
 4/16/2010                  3.765                     0.955              280.917
 4/19/2010                  3.799                     0.980              281.969
 4/20/2010                  3.801                     1.012              278.914
 4/21/2010                  3.738                     0.996              274.171
 4/22/2010                  3.774                     1.029              274.575
 4/23/2010                  3.811                     1.070              274.152
 4/26/2010                  3.807                     1.053              275.402
 4/27/2010                  3.690                     0.955              273.487
 4/28/2010                  3.765                     1.032              273.313
 4/29/2010                  3.726                     1.004              272.223
 4/30/2010                  3.655                     0.964              269.086
  5/3/2010                  3.684                     0.996              268.791
  5/4/2010                  3.592                     0.940              265.177
  5/5/2010                  3.541                     0.861              268.007
  5/6/2010                  3.396                     0.789              260.674
  5/7/2010                  3.427                     0.812              261.539
 5/10/2010                  3.543                     0.868              267.483
 5/11/2010                  3.525                     0.836              268.995
 5/12/2010                  3.573                     0.867              270.561
 5/13/2010                  3.531                     0.827              270.383
 5/14/2010                  3.455                     0.786              266.931
 5/17/2010                  3.489                     0.802              268.696
 5/18/2010                  3.348                     0.729              261.910
 5/19/2010                  3.370                     0.777              259.306
 5/20/2010                  3.214                     0.712              250.246
 5/21/2010                  3.240                     0.768              247.207
 5/24/2010                  3.196                     0.727              246.935
 5/25/2010                  3.160                     0.759              240.083
 5/26/2010                  3.190                     0.817              237.321
 5/27/2010                  3.362                     0.881              248.186
 5/28/2010                  3.294                     0.770              252.433
 5/31/2010                  3.287                     0.770              251.691
  6/1/2010                  3.261                     0.770              249.117
  6/2/2010                  3.342                     0.809              253.240
  6/3/2010                  3.366                     0.817              254.834
  6/4/2010                  3.204                     0.730              247.399
  6/7/2010                  3.144                     0.714              242.992
  6/8/2010                  3.188                     0.746              244.155
  6/9/2010                  3.175                     0.722              245.273
 6/10/2010                  3.321                     0.786              253.514
 6/11/2010                  3.237                     0.730              250.658
 6/14/2010                  3.255                     0.730              252.487
 6/15/2010                  3.304                     0.754              255.033
 6/16/2010                  3.262                     0.730              253.214
 6/17/2010                  3.191                     0.706              248.495
 6/18/2010                  3.221                     0.714              250.788
 6/21/2010                  3.243                     0.713              252.987
 6/22/2010                  3.168                     0.681              248.739
 6/23/2010                  3.121                     0.676              244.464
 6/24/2010                  3.139                     0.684              245.482
 6/25/2010                  3.110                     0.653              245.702
 6/28/2010                  3.023                     0.629              239.381
 6/29/2010                  2.951                     0.598              235.344
 6/30/2010                  2.933                     0.605              232.760
  7/1/2010                  2.949                     0.629              231.989
  7/2/2010                  2.979                     0.629              234.982
  7/5/2010                  2.975                     0.629              234.610
  7/6/2010                  2.932                     0.613              231.889
  7/7/2010                  2.982                     0.629              235.315
  7/8/2010                  3.032                     0.621              241.143
  7/9/2010                  3.054                     0.629              242.481
 7/12/2010                  3.065                     0.653              241.152
 7/13/2010                  3.123                     0.669              245.351
 7/14/2010                  3.044                     0.605              243.953
 7/15/2010                  2.996                     0.605              239.068
 7/16/2010                  2.923                     0.589              233.467
 7/19/2010                  2.956                     0.589              236.688
 7/20/2010                  2.950                     0.580              236.951
 7/21/2010                  2.880                     0.556              232.391
 7/22/2010                  2.937                     0.564              237.303
 7/23/2010                  2.996                     0.588              240.789
 7/26/2010                  2.994                     0.588              240.602
 7/27/2010                  3.050                     0.637              241.304
 7/28/2010                  2.987                     0.613              237.360
 7/29/2010                  2.981                     0.582              239.962
 7/30/2010                  2.907                     0.550              235.696
  8/2/2010                  2.963                     0.558              240.482
  8/3/2010                  2.910                     0.534              237.628
  8/4/2010                  2.952                     0.566              238.601
  8/5/2010                  2.903                     0.534              236.906
  8/6/2010                  2.818                     0.510              230.877
  8/9/2010                  2.831                     0.533              229.736
 8/10/2010                  2.761                     0.525              223.592
 8/11/2010                  2.683                     0.517              216.611
 8/12/2010                  2.747                     0.541              220.634
 8/13/2010                  2.673                     0.533              214.082
 8/16/2010                  2.564                     0.484              208.019
 8/17/2010                  2.634                     0.500              213.384
 8/18/2010                  2.634                     0.500              213.401
 8/19/2010                  2.577                     0.484              209.318
 8/20/2010                  2.612                     0.491              212.133
 8/23/2010                  2.600                     0.483              211.709
 8/24/2010                  2.490                     0.466              202.336
 8/25/2010                  2.536                     0.524              201.137
 8/26/2010                  2.477                     0.521              195.684
 8/27/2010                  2.647                     0.552              209.447
 8/30/2010                  2.530                     0.497              203.347
 8/31/2010                  2.470                     0.473              199.667
  9/1/2010                  2.575                     0.505              206.972
  9/2/2010                  2.625                     0.497              212.756
  9/3/2010                  2.699                     0.514              218.489
  9/6/2010                  2.704                     0.514              219.014
  9/7/2010                  2.596                     0.482              211.374
  9/8/2010                  2.657                     0.514              214.298
  9/9/2010                  2.761                     0.571              219.016
 9/10/2010                  2.794                     0.571              222.230
 9/13/2010                  2.750                     0.531              221.844
 9/14/2010                  2.681                     0.499              218.141
 9/15/2010                  2.723                     0.484              223.906
 9/16/2010                  2.763                     0.476              228.706
 9/17/2010                  2.739                     0.468              227.111
 9/20/2010                  2.705                     0.460              224.452
 9/21/2010                  2.575                     0.420              215.496
 9/22/2010                  2.560                     0.436              212.429
 9/23/2010                  2.553                     0.420              213.328
 9/24/2010                  2.607                     0.444              216.246
 9/27/2010                  2.526                     0.420              210.609
 9/28/2010                  2.467                     0.434              203.322
 9/29/2010                  2.505                     0.434              207.059
 9/30/2010                  2.512                     0.426              208.549
 10/1/2010                  2.512                     0.418              209.310
 10/4/2010                  2.478                     0.411              206.699
 10/5/2010                  2.474                     0.403              207.127
 10/6/2010                  2.399                     0.387              201.243
 10/7/2010                  2.385                     0.355              202.996
 10/8/2010                  2.394                     0.347              204.665
10/11/2010                  2.394                     0.347              204.664
10/12/2010                  2.433                     0.371              206.168
10/13/2010                  2.424                     0.363              206.079
10/14/2010                  2.509                     0.379              213.041
10/15/2010                  2.562                     0.363              219.855
10/18/2010                  2.509                     0.363              214.639
10/19/2010                  2.477                     0.363              211.412
10/20/2010                  2.481                     0.347              213.384
10/21/2010                  2.547                     0.355              219.222
10/22/2010                  2.556                     0.355              220.126
10/25/2010                  2.563                     0.363              220.036
10/26/2010                  2.641                     0.395              224.577
10/27/2010                  2.722                     0.418              230.335
10/28/2010                  2.659                     0.363              229.617
10/29/2010                  2.601                     0.340              226.148
 11/1/2010                  2.625                     0.348              227.730
 11/2/2010                  2.588                     0.347              224.097
 11/3/2010                  2.572                     0.332              224.046
 11/4/2010                  2.491                     0.332              215.924
 11/5/2010                  2.532                     0.371              216.114
 11/8/2010                  2.552                     0.403              214.923
 11/9/2010                  2.658                     0.443              221.494
11/10/2010                  2.634                     0.427              220.704
11/11/2010                  2.647                     0.427              221.935
11/12/2010                  2.789                     0.508              228.133
11/15/2010                  2.961                     0.540              242.131
11/16/2010                  2.842                     0.500              234.206
11/17/2010                  2.879                     0.484              239.467
11/18/2010                  2.897                     0.500              239.677
11/19/2010                  2.873                     0.509              236.443
11/22/2010                  2.804                     0.468              233.545
11/23/2010                  2.775                     0.457              231.789
11/24/2010                  2.914                     0.535              237.848
11/25/2010                  2.910                     0.535              237.499
11/26/2010                  2.868                     0.512              235.632
11/29/2010                  2.822                     0.512              231.050
11/30/2010                  2.799                     0.457              234.187
 12/1/2010                  2.966                     0.536              243.060
 12/2/2010                  2.990                     0.543              244.688
 12/3/2010                  3.007                     0.472              253.508
 12/6/2010                  2.922                     0.425              249.732
 12/7/2010                  3.128                     0.536              259.186
 12/8/2010                  3.274                     0.632              264.267
 12/9/2010                  3.206                     0.624              258.189
12/10/2010                  3.321                     0.640              268.066
12/13/2010                  3.277                     0.584              269.267
12/14/2010                  3.475                     0.657              281.789
12/15/2010                  3.534                     0.673              286.061
12/16/2010                  3.424                     0.641              278.324
12/17/2010                  3.330                     0.609              272.058
12/20/2010                  3.338                     0.601              273.645
12/21/2010                  3.305                     0.610              269.554
12/22/2010                  3.348                     0.634              271.361
12/23/2010                  3.391                     0.659              273.169
12/24/2010                  3.395                     0.652              274.375
12/27/2010                  3.331                     0.644              268.787
12/28/2010                  3.482                     0.747              273.422
12/29/2010                  3.351                     0.637              271.407
12/30/2010                  3.367                     0.645              272.190
12/31/2010                  3.295                     0.597              269.810
  1/3/2011                  3.334                     0.597              273.700
  1/4/2011                  3.331                     0.621              270.956
  1/5/2011                  3.467                     0.708              275.894
  1/6/2011                  3.395                     0.669              272.639
  1/7/2011                  3.326                     0.597              272.857
 1/10/2011                  3.285                     0.573              271.207
 1/11/2011                  3.342                     0.589              275.252
 1/12/2011                  3.367                     0.605              276.203
 1/13/2011                  3.299                     0.581              271.830
 1/14/2011                  3.325                     0.573              275.250
 1/17/2011                  3.331                     0.581              275.051
 1/18/2011                  3.368                     0.589              277.967
 1/19/2011                  3.341                     0.572              276.856
 1/20/2011                  3.451                     0.629              282.172
 1/21/2011                  3.406                     0.613              279.339
 1/24/2011                  3.406                     0.629              277.729
 1/25/2011                  3.330                     0.580              275.022
 1/26/2011                  3.417                     0.629              278.760
 1/27/2011                  3.389                     0.582              280.754
 1/28/2011                  3.323                     0.542              278.096
 1/31/2011                  3.372                     0.566              280.647
  2/1/2011                  3.441                     0.605              283.608
  2/2/2011                  3.479                     0.661              281.850
  2/3/2011                  3.551                     0.708              284.261
  2/4/2011                  3.638                     0.748              288.925
  2/7/2011                  3.632                     0.765              286.732
  2/8/2011                  3.739                     0.853              288.646
  2/9/2011                  3.649                     0.797              285.149
 2/10/2011                  3.699                     0.837              286.108
 2/11/2011                  3.631                     0.838              279.236
 2/14/2011                  3.621                     0.847              277.459
 2/15/2011                  3.606                     0.823              278.355
 2/16/2011                  3.621                     0.831              279.016
 2/17/2011                  3.574                     0.767              280.789
 2/18/2011                  3.582                     0.751              283.078
 2/21/2011                  3.589                     0.759              282.992
 2/22/2011                  3.455                     0.694              276.094
 2/23/2011                  3.487                     0.747              273.945
 2/24/2011                  3.450                     0.739              271.026
 2/25/2011                  3.414                     0.716              269.869
 2/28/2011                  3.429                     0.684              274.487
  3/1/2011                  3.394                     0.645              274.921
  3/2/2011                  3.472                     0.692              277.929
  3/3/2011                  3.557                     0.764              279.346
  3/4/2011                  3.492                     0.685              280.717
  3/7/2011                  3.514                     0.701              281.346
  3/8/2011                  3.550                     0.725              282.488
  3/9/2011                  3.469                     0.693              277.649
 3/10/2011                  3.360                     0.637              272.326
 3/11/2011                  3.404                     0.645              275.925
 3/14/2011                  3.358                     0.597              276.126
 3/15/2011                  3.305                     0.605              269.993
 3/16/2011                  3.172                     0.549              262.334
 3/17/2011                  3.257                     0.589              266.842
 3/18/2011                  3.270                     0.589              268.109
 3/21/2011                  3.330                     0.637              269.288
 3/22/2011                  3.328                     0.653              267.469
 3/23/2011                  3.352                     0.662              269.037
 3/24/2011                  3.406                     0.694              271.123
 3/25/2011                  3.441                     0.736              270.507
 3/28/2011                  3.433                     0.752              268.098
 3/29/2011                  3.489                     0.817              267.198
 3/30/2011                  3.437                     0.786              265.128
 3/31/2011                  3.472                     0.825              264.709
  4/1/2011                  3.444                     0.802              264.248
  4/4/2011                  3.420                     0.762              265.787
  4/5/2011                  3.481                     0.818              266.370
  4/6/2011                  3.547                     0.834              271.337
  4/7/2011                  3.547                     0.786              276.114
  4/8/2011                  3.579                     0.810              276.901
 4/11/2011                  3.587                     0.826              276.042
 4/12/2011                  3.492                     0.746              274.635
 4/13/2011                  3.460                     0.730              273.052
 4/14/2011                  3.500                     0.770              272.966
 4/15/2011                  3.410                     0.698              271.230
 4/18/2011                  3.376                     0.665              271.112
 4/19/2011                  3.365                     0.649              271.621
 4/20/2011                  3.410                     0.665              274.478
 4/21/2011                  3.398                     0.664              273.385
 4/22/2011                  3.393                     0.656              273.647
 4/25/2011                  3.365                     0.640              272.494
 4/26/2011                  3.309                     0.607              270.190
 4/27/2011                  3.357                     0.645              271.229
 4/28/2011                  3.312                     0.621              269.136
 4/29/2011                  3.288                     0.605              268.285
  5/2/2011                  3.281                     0.605              267.540
  5/3/2011                  3.249                     0.605              264.396
  5/4/2011                  3.218                     0.589              262.844
  5/5/2011                  3.152                     0.575              257.628
  5/6/2011                  3.148                     0.551              259.637
  5/9/2011                  3.162                     0.547              261.497
 5/10/2011                  3.214                     0.587              262.739
 5/11/2011                  3.160                     0.547              261.268
 5/12/2011                  3.224                     0.553              267.055
 5/13/2011                  3.171                     0.535              263.681
 5/16/2011                  3.148                     0.522              262.554
 5/17/2011                  3.117                     0.522              259.452
 5/18/2011                  3.181                     0.554              262.670
 5/19/2011                  3.172                     0.526              264.585
 5/20/2011                  3.146                     0.513              263.267
 5/23/2011                  3.130                     0.525              260.411
 5/24/2011                  3.115                     0.505              260.987
 5/25/2011                  3.131                     0.537              259.399
 5/26/2011                  3.058                     0.486              257.186
 5/27/2011                  3.075                     0.478              259.608
 5/30/2011                  3.075                     0.478              259.608
 5/31/2011                  3.062                     0.471              259.116
  6/1/2011                  2.942                     0.435              250.669
  6/2/2011                  3.031                     0.459              257.200
  6/3/2011                  2.987                     0.427              256.006
  6/6/2011                  2.996                     0.423              257.318
  6/7/2011                  2.996                     0.407              258.911
  6/8/2011                  2.940                     0.383              255.679
  6/9/2011                  2.998                     0.418              257.919
 6/10/2011                  2.970                     0.400              257.012
 6/13/2011                  2.985                     0.394              259.076
 6/14/2011                  3.098                     0.442              265.624
 6/15/2011                  2.970                     0.378              259.245
 6/16/2011                  2.928                     0.382              254.685
 6/17/2011                  2.945                     0.377              256.844
 6/20/2011                  2.959                     0.373              258.622
 6/21/2011                  2.984                     0.369              261.588
 6/22/2011                  2.983                     0.372              261.107
 6/23/2011                  2.913                     0.344              256.870
 6/24/2011                  2.865                     0.331              253.349
 6/27/2011                  2.931                     0.396              253.547
 6/28/2011                  3.032                     0.475              255.650
 6/29/2011                  3.113                     0.463              264.931
 6/30/2011                  3.161                     0.460              270.131
  7/1/2011                  3.183                     0.475              270.836
  7/4/2011                  3.183                     0.475              270.836
  7/5/2011                  3.122                     0.428              269.348
  7/6/2011                  3.109                     0.425              268.440
  7/7/2011                  3.139                     0.470              266.829
  7/8/2011                  3.028                     0.393              263.480
 7/11/2011                  2.920                     0.357              256.272
 7/12/2011                  2.878                     0.353              252.492
 7/13/2011                  2.883                     0.353              253.032
 7/14/2011                  2.954                     0.369              258.529
 7/15/2011                  2.907                     0.355              255.184
 7/18/2011                  2.929                     0.365              256.361
 7/19/2011                  2.881                     0.373              250.818
 7/20/2011                  2.928                     0.381              254.739
 7/21/2011                  3.015                     0.401              261.326
 7/22/2011                  2.963                     0.389              257.380
 7/25/2011                  3.002                     0.410              259.197
 7/26/2011                  2.954                     0.389              256.451
 7/27/2011                  2.981                     0.444              253.741
 7/28/2011                  2.946                     0.420              252.613
 7/29/2011                  2.797                     0.357              243.967
  8/1/2011                  2.745                     0.369              237.553
  8/2/2011                  2.612                     0.318              229.438
  8/3/2011                  2.621                     0.336              228.549
  8/4/2011                  2.404                     0.257              214.699
  8/5/2011                  2.560                     0.290              227.001
  8/8/2011                  2.319                     0.262              205.682
  8/9/2011                  2.250                     0.194              205.524
 8/10/2011                  2.107                     0.182              192.471
 8/11/2011                  2.340                     0.186              215.441
 8/12/2011                  2.256                     0.189              206.654
 8/15/2011                  2.306                     0.193              211.284
 8/16/2011                  2.221                     0.185              203.584
 8/17/2011                  2.166                     0.192              197.367
 8/18/2011                  2.063                     0.192              187.113
 8/19/2011                  2.064                     0.191              187.228
 8/22/2011                  2.107                     0.203              190.346
 8/23/2011                  2.154                     0.219              193.471
 8/24/2011                  2.300                     0.229              207.150
 8/25/2011                  2.230                     0.209              202.071
 8/26/2011                  2.191                     0.190              200.158
 8/29/2011                  2.257                     0.205              205.216
 8/30/2011                  2.178                     0.197              198.012
 8/31/2011                  2.224                     0.202              202.284
  9/1/2011                  2.131                     0.182              194.914
  9/2/2011                  1.989                     0.199              179.017
  9/5/2011                  1.989                     0.199              179.017
  9/6/2011                  1.985                     0.198              178.670
  9/7/2011                  2.044                     0.202              184.154
  9/8/2011                  1.980                     0.190              178.917
  9/9/2011                  1.920                     0.171              174.879
 9/12/2011                  1.948                     0.207              174.161
 9/13/2011                  1.992                     0.203              178.866
 9/14/2011                  1.985                     0.187              179.759
 9/15/2011                  2.083                     0.191              189.179
 9/16/2011                  2.049                     0.167              188.154
 9/19/2011                  1.952                     0.155              179.631
 9/20/2011                  1.939                     0.163              177.607
 9/21/2011                  1.859                     0.196              166.281
 9/22/2011                  1.719                     0.200              151.909
 9/23/2011                  1.834                     0.219              161.480
 9/26/2011                  1.901                     0.229              167.238
 9/27/2011                  1.972                     0.237              173.532
 9/28/2011                  1.981                     0.248              173.214
 9/29/2011                  1.997                     0.260              173.684
 9/30/2011                  1.916                     0.245              167.129
 10/3/2011                  1.757                     0.233              152.349
 10/4/2011                  1.822                     0.253              156.834
 10/5/2011                  1.889                     0.257              163.116
 10/6/2011                  1.988                     0.266              172.263
 10/7/2011                  2.078                     0.291              178.697
10/10/2011                  2.078                     0.291              178.697
10/11/2011                  2.151                     0.302              184.814
10/12/2011                  2.211                     0.287              192.434
10/13/2011                  2.184                     0.279              190.543
10/14/2011                  2.249                     0.267              198.117
10/17/2011                  2.156                     0.268              188.825
10/18/2011                  2.178                     0.268              190.983
10/19/2011                  2.161                     0.268              189.319
10/20/2011                  2.190                     0.264              192.553
10/21/2011                  2.220                     0.269              195.131
10/24/2011                  2.235                     0.281              195.326
10/25/2011                  2.110                     0.245              186.495
10/26/2011                  2.205                     0.287              191.776
10/27/2011                  2.398                     0.311              208.701
10/28/2011                  2.318                     0.291              202.686
10/31/2011                  2.114                     0.240              187.400
 11/1/2011                  1.990                     0.239              175.062
 11/2/2011                  1.986                     0.228              175.791
 11/3/2011                  2.074                     0.240              183.416
 11/4/2011                  2.034                     0.220              181.329
 11/7/2011                  2.039                     0.236              180.232
 11/8/2011                  2.078                     0.240              183.769
 11/9/2011                  1.962                     0.228              173.420
11/10/2011                  2.058                     0.232              182.572
11/11/2011                  2.058                     0.232              182.572
11/14/2011                  2.057                     0.232              182.487
11/15/2011                  2.046                     0.240              180.602
11/16/2011                  2.001                     0.244              175.688
11/17/2011                  1.961                     0.264              169.702
11/18/2011                  2.011                     0.280              173.099
11/21/2011                  1.956                     0.264              169.170
11/22/2011                  1.918                     0.260              165.853
11/23/2011                  1.885                     0.264              162.105
11/24/2011                  1.885                     0.264              162.105
11/25/2011                  1.965                     0.276              168.936
11/28/2011                  1.975                     0.256              171.892
11/29/2011                  1.992                     0.256              173.626
11/30/2011                  2.069                     0.256              181.298

                                   [END CHART]

        Source: Bloomberg Finance L.P.

    environment, there was strong demand for securities backed by the full faith and credit of the U.S. government such as U.S. Treasuries and, to a lesser extent, Ginnie Mae (GNMA) mortgage securities. The safe-haven appeal of these securities remained undiminished even as Congress debated the need to raise the U.S. debt ceiling and a major credit rating agency downgraded U.S. government debt.

    Throughout the reporting period, the Federal Reserve (the Fed) maintained an accommodative monetary policy, holding short-term interest rates between zero and 0.25%. The Fed also said it would

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    try to push down long-term interest rates to help boost economic activity. By lowering long-term interest rates, the Fed would make it cheaper for business to fund their borrowing needs for long-term projects. To accomplish this goal, the Fed said it would extend the maturity of its portfolio of securities by selling shorter-maturity bonds and buying longer-term bonds in an action the market dubbed "Operation Twist." Previously, the Fed had provided monetary stimulus by expanding its balance sheet. Through its first quantitative easing program (QE1), the Fed purchased $1.7 trillion mortgage-backed securities (Fannie Mae, Freddie Mac, and Ginnie Mae) and Treasuries. It purchased an additional $600 billion in Treasury bonds in its second quantitative easing program (QE2), which ended on June 30, 2011.

    Treasury prices increased over the reporting period. This was particularly true in the longer-term maturities that the Fed was buying. Indeed, Operation Twist sparked a massive rally in long-term Treasuries. Yields, which move in the opposite direction of prices, declined. As a result, the spread (or difference in yields) between two-year and 10-year Treasuries narrowed.

o   HOW DID GNMAs PERFORM RELATIVE TO OTHER MAJOR FIXED-INCOME ASSET CLASSES?

    Mortgage-backed securities (MBS) and every other sector of the fixed-income market underperformed U.S. Treasuries during the reporting period. Proposals that would allow homeowners to refinance at today's lower interest rates put substantial pressure on MBS prices. Such initiatives seemed likely to hurt MBS because refinancing prepayments would be made at par and as a result,

    Fund and Adviser Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.
    o Past performance is no guarantee of future results.

    You will find a complete list of securities that the Fund owns on pages
    15-19.

================================================================================

4  | USAA GNMA TRUST

================================================================================

                 o           COUPON RATE COMPOSITION          o
                   OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST

                      [CHART OF COUPON RATE COMPOSITION OF
                    MORTGAGE OBLIGATIONS IN USAA GNMA TRUST]

                                                                PERCENT OF TOTAL
COUPON RATE(%)                                                    MARKET VALUE
     4.00                                                             10
     4.50                                                             36
     5.00                                                              9
     5.50                                                             25
     6.00                                                             16
     6.50                                                              3
     6.75                                                              0*
     7.00                                                              1
     7.50                                                              0*
     8.00                                                              0*
     8.50                                                              0*
     9.00            AVERAGE COUPON RATE 5.09% (NOV 2011)              0*

                       PERCENT OF TOTAL MARKET VALUE

                                   [END CHART]

                            *Represents less than 1%.

    investors would lose the premium over par at which these securities are now trading. In addition, investors would then have to reinvest the repaid principal in today's low-yield environment. Although most of these proposals focus on mortgages issued by Fannie Mae and Freddie Mac, price movements in those securities often affect prices of GNMAs.

o   WHAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

    The Fund's performance was hampered by a larger-than-normal amount of cash equivalents. Although we put some of the portfolio's cash to work through opportunistic buying, we were reluctant to deploy the Fund's cash holdings. The Fed's accommodative monetary

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    policy and extraordinary stimulus measures have driven yields on Treasury and mortgage-backed securities to historic lows. In keeping with our conservative investment approach, we prefer to make purchases when interest rates are higher and sell when rates are lower. This strategy has proven advantageous over time.

o WHAT DOES THE CHANGE FROM THE "USAA GNMA TRUST" TO THE "USAA GOVERNMENT SECURITIES FUND" MEAN?

    Effective, January 27, 2012, the Fund will be renamed the "USAA Government Securities Fund." The Fund always invested all of its assets in U.S. Government Securities. But because of the so-called "names rule" it had to invest at least 80% of its assets in GNMA securities. With the change to "USAA Government Securities Fund," it will still invest all of its assets in U.S. Government Securities. But we will no longer have to invest in at least 80% GNMA securities. For more information about the recent changes see page 14.

o   WHAT IS YOUR VIEW AHEAD?

    While U.S. economic conditions are likely to remain weak, we expect the slow-growth recovery to continue. The Fed is likely to keep interest rates as low as possible for the foreseeable future. We believe that in the months ahead, U.S. government debt will remain a flight-to-quality refuge from geopolitical turmoil. As always, we will attempt to continue to manage against risk while striving to enhance the income your Fund provides.

    We believe the Fund's long-term record shows that it has provided good returns with relatively low volatility. Thank you for your continued investment in the Fund. We will work hard to reward your confidence in us.

While the value of the GNMA Trust's Fund Shares and Adviser Shares are not guaranteed by the U.S. Government, the Trust endeavors to maintain low-to-moderate fluctuation of share price.

================================================================================

6  | USAA GNMA TRUST

================================================================================

INVESTMENT OVERVIEW

USAA GNMA TRUST FUND SHARES (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                             11/30/11               5/31/11
--------------------------------------------------------------------------------
Net Assets                                $629.0 Million         $604.9 Million
Net Asset Value Per Share                     $10.39                 $10.30

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 TO 11/30/11*           1 YEAR            5 YEARS            10 YEARS
          2.58%                   4.99%              5.93%              5.02%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 YEAR                              5 YEARS                         10 YEARS
   5.96%                               6.08%                            5.17%

--------------------------------------------------------------------------------
     30-DAY SEC YIELD** AS OF 11/30/11          EXPENSE RATIO*** AS OF 5/31/11
--------------------------------------------------------------------------------
                  3.34%                                     0.42%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED NOVEMBER 30, 2011

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS             5.02%        =          3.65%          +         1.37%
5 YEARS              5.93%        =          4.27%          +         1.66%
1 YEAR               4.99%        =          4.66%          +         0.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2011

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
11/30/2002          7.02%                5.73%                    1.29%
11/30/2003          2.47%                5.02%                   -2.55%
11/30/2004          3.73%                4.84%                   -1.11%
11/30/2005          1.94%                4.90%                   -2.96%
11/30/2006          5.55%                5.02%                    0.53%
11/30/2007          6.10%                4.95%                    1.15%
11/30/2008          5.64%                4.71%                    0.93%
11/30/2009          8.31%                4.32%                    3.99%
11/29/2010          4.69%                3.80%                    0.89%
11/30/2011          4.99%                3.62%                    1.37%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA GNMA TRUST

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA GNMA TRUST                      LIPPER GNMA
                                FUND SHARES                       FUNDS AVERAGE
11/30/2002                         5.48%                              4.75%
11/30/2003                         5.14                               4.04
11/30/2004                         4.81                               4.02
11/30/2005                         5.02                               4.12
11/30/2006                         4.81                               4.64
11/30/2007                         4.66                               4.64
11/30/2008                         4.53                               4.48
11/30/2009                         4.01                               4.01
11/30/2010                         3.68                               3.50
11/30/2011                         3.48                               3.44

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/02 to 11/30/11.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL          LIPPER GNMA          USAA GNMA TRUST
                     GNMA INDEX             FUNDS INDEX            FUND SHARES
11/30/01             $10,000.00              $10,000.00             $10,000.00
12/31/01               9,970.08                9,951.25               9,911.23
01/31/02              10,070.04               10,052.46              10,013.23
02/28/02              10,172.96               10,160.51              10,136.92
03/31/02              10,076.62               10,054.54               9,991.06
04/30/02              10,253.77               10,230.29              10,199.47
05/31/02              10,321.14               10,297.32              10,300.72
06/30/02              10,403.76               10,377.86              10,375.21
07/31/02              10,525.07               10,496.25              10,490.14
08/31/02              10,598.54               10,578.27              10,598.17
09/30/02              10,685.55               10,663.48              10,684.11
10/31/02              10,720.04               10,686.72              10,702.69
11/30/02              10,729.95               10,688.72              10,702.02
12/31/02              10,836.78               10,803.75              10,826.57
01/31/03              10,864.60               10,829.80              10,852.94
02/28/03              10,919.78               10,889.64              10,907.81
03/31/03              10,927.40               10,884.95              10,906.60
04/30/03              10,953.42               10,911.12              10,943.19
05/31/03              10,953.80               10,923.67              10,967.58
06/30/03              10,987.06               10,942.01              10,977.46
07/31/03              10,805.90               10,722.48              10,749.12
08/31/03              10,876.14               10,787.34              10,815.35
09/30/03              11,033.28               10,965.34              10,989.30
10/31/03              11,004.40               10,920.32              10,947.44
11/30/03              11,042.04               10,955.12              10,966.27
12/31/03              11,145.92               11,031.52              11,044.39
01/31/04              11,201.57               11,089.51              11,099.80
02/29/04              11,276.09               11,157.90              11,165.10
03/31/04              11,322.50               11,194.05              11,210.22
04/30/04              11,144.11               11,007.90              11,044.45
05/31/04              11,120.76               10,980.10              11,009.11
06/30/04              11,219.77               11,057.40              11,099.85
07/31/04              11,310.68               11,149.97              11,179.02
08/31/04              11,468.01               11,300.64              11,312.21
09/30/04              11,491.84               11,291.55              11,332.62
10/31/04              11,582.56               11,365.51              11,400.32
11/30/04              11,555.21               11,333.98              11,375.67
12/31/04              11,631.06               11,394.85              11,423.88
01/31/05              11,697.00               11,461.00              11,478.35
02/28/05              11,659.84               11,419.64              11,442.43
03/31/05              11,637.45               11,396.35              11,418.23
04/30/05              11,755.61               11,504.71              11,525.64
05/31/05              11,840.52               11,579.31              11,595.35
06/30/05              11,875.30               11,604.43              11,619.21
07/31/05              11,830.51               11,557.73              11,583.43
08/31/05              11,928.28               11,654.06              11,679.36
09/30/05              11,880.73               11,593.44              11,622.31
10/31/05              11,829.18               11,536.39              11,571.46
11/30/05              11,853.95               11,568.64              11,596.37
12/31/05              12,003.85               11,697.41              11,733.41
01/31/06              12,043.11               11,725.32              11,767.08
02/28/06              12,067.51               11,746.34              11,778.91
03/31/06              11,990.23               11,667.13              11,719.94
04/30/06              11,949.82               11,621.07              11,666.97
05/31/06              11,925.71               11,590.31              11,641.94
06/30/06              11,939.81               11,591.44              11,640.43
07/31/06              12,108.77               11,744.06              11,796.70
08/31/06              12,294.79               11,914.06              11,956.73
09/30/06              12,367.78               11,987.93              12,042.72
10/31/06              12,452.97               12,066.09              12,125.81
11/30/06              12,571.33               12,178.83              12,236.73
12/31/06              12,556.75               12,150.96              12,223.03
01/31/07              12,556.85               12,147.22              12,216.02
02/28/07              12,709.22               12,294.61              12,367.38
03/31/07              12,736.76               12,310.80              12,378.37
04/30/07              12,804.52               12,370.14              12,438.32
05/31/07              12,740.10               12,295.13              12,369.55
06/30/07              12,666.91               12,230.35              12,303.01
07/31/07              12,770.11               12,338.27              12,391.01
08/31/07              12,917.44               12,467.75              12,538.15
09/30/07              13,013.88               12,555.55              12,610.02
10/31/07              13,156.34               12,680.32              12,727.04
11/30/07              13,421.45               12,918.26              12,982.71
12/31/07              13,432.79               12,927.97              12,992.09
01/31/08              13,661.88               13,135.41              13,216.94
02/29/08              13,722.96               13,202.44              13,284.73
03/31/08              13,765.94               13,222.32              13,332.22
04/30/08              13,758.03               13,204.14              13,314.72
05/31/08              13,679.22               13,129.79              13,230.16
06/30/08              13,679.70               13,136.25              13,237.66
07/31/08              13,679.70               13,140.34              13,233.09
08/31/08              13,849.70               13,238.64              13,354.50
09/30/08              13,916.70               13,238.45              13,440.94
10/31/08              13,732.02               12,988.28              13,272.03
11/30/08              14,224.78               13,320.99              13,711.47
12/31/08              14,490.46               13,603.23              13,932.63
01/31/09              14,479.31               13,645.63              13,940.33
02/28/09              14,566.70               13,756.69              14,032.97
03/31/09              14,797.60               14,020.22              14,238.86
04/30/09              14,834.95               14,104.30              14,259.33
05/31/09              14,858.68               14,176.41              14,292.80
06/30/09              14,843.72               14,217.98              14,298.05
07/31/09              15,005.44               14,415.33              14,434.90
08/31/09              15,101.49               14,529.92              14,535.53
09/30/09              15,214.42               14,641.90              14,610.65
10/31/09              15,309.23               14,760.99              14,700.60
11/30/09              15,508.21               14,940.60              14,851.33
12/31/09              15,268.64               14,758.41              14,695.15
01/31/10              15,460.56               14,961.66              14,851.57
02/28/10              15,532.70               15,012.85              14,880.93
03/31/10              15,557.29               15,032.05              14,895.97
04/30/10              15,665.06               15,153.20              14,991.55
05/31/10              15,872.23               15,351.85              15,171.39
06/30/10              16,072.16               15,522.48              15,308.89
07/31/10              16,256.27               15,655.43              15,448.99
08/31/10              16,303.34               15,681.39              15,451.13
09/30/10              16,236.07               15,624.01              15,409.20
10/31/10              16,410.55               15,784.73              15,561.75
11/30/10              16,388.54               15,792.92              15,547.74
12/31/10              16,287.24               15,677.10              15,491.68
01/31/11              16,284.00               15,711.91              15,504.97
02/28/11              16,344.99               15,769.67              15,553.61
03/31/11              16,388.92               15,789.51              15,570.69
04/30/11              16,594.47               15,992.89              15,742.97
05/31/11              16,818.98               16,189.52              15,912.62
06/30/11              16,861.01               16,208.97              15,929.28
07/31/11              17,045.40               16,365.77              16,052.60
08/31/11              17,322.71               16,600.64              16,238.37
09/30/11              17,357.11               16,591.67              16,239.02
10/31/11              17,401.42               16,638.97              16,263.95
11/30/11              17,462.60               16,683.53              16,322.99

                                   [END CHART]

                      Data from 11/30/01 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
    (GNMA).

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA GNMA TRUST

================================================================================

USAA GNMA TRUST ADVISER SHARES (Ticker Symbol: UAGNX)

--------------------------------------------------------------------------------
                                            11/30/11                5/31/11
--------------------------------------------------------------------------------
Net Assets                                $5.1 Million            $5.0 Million
Net Asset Value Per Share                    $10.39                  $10.29

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 TO 11/30/11*               1 YEAR           SINCE INCEPTION 8/01/10*
        2.43%                         4.48%                     3.79%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 YEAR                                               SINCE INCEPTION 8/01/08
   5.55%                                                         3.93%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD** AS OF 11/30/11             EXPENSE RATIO*** AS OF 5/31/11
--------------------------------------------------------------------------------
                2.85%                           Before Reimbursement     1.39%
                                                After Reimbursement      0.90%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF .90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL        LIPPER GNMA         USAA GNMA TRUST
                        GNMA INDEX           FUNDS INDEX          ADVISER SHARES
07/31/10                $10,000.00           $10,000.00             $10,000.00
08/31/10                 10,028.96            10,016.58              10,006.39
09/30/10                  9,987.57             9,979.93               9,975.26
10/31/10                 10,094.91            10,082.59              10,060.12
11/30/10                 10,081.36            10,087.83              10,056.88
12/31/10                 10,019.05            10,013.84              10,006.51
01/31/11                 10,017.06            10,036.08              10,011.35
02/28/11                 10,054.57            10,072.97              10,049.04
03/31/11                 10,081.60            10,085.65              10,056.04
04/30/11                 10,208.04            10,215.56              10,153.21
05/31/11                 10,346.15            10,341.15              10,258.35
06/30/11                 10,372.00            10,353.58              10,274.98
07/31/11                 10,485.43            10,453.73              10,350.32
08/31/11                 10,656.02            10,603.76              10,465.83
09/30/11                 10,677.18            10,598.03              10,451.75
10/31/11                 10,704.44            10,628.24              10,473.71
11/30/11                 10,742.07            10,656.70              10,507.48

                                   [END CHART]

                      *Data from 7/31/10 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Adviser Shares to the following benchmarks:

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclays Capital GNMA Index and the Lipper GNMA Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA GNMA TRUST

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                76.6%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                 6.8%
OTHER U.S. GOVERNMENT GUARANTEED SECURITIES                                 3.8%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         0.9%
MONEY MARKET INSTRUMENTS                                                   11.6%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 15-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on September 16, 2011, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders. Separately, the USAA Board of Trustees voted to approve renaming the USAA GNMA Trust to the "USAA Government Securities Fund" effective January 27, 2012. This was not subject to shareholder approval.

The following proposals and voting results pertain to one or more series within USAA Mutual Funds Trust. Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for a change to the benchmark of the USAA GNMA Trust Fund (the "GNMA Fund"). The effective date of the benchmark change of the GNMA Fund is February 1, 2012.

PROPOSAL 1

Election of the Funds' Board of Trustees.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                   FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                      6,660,811,393                63,843,596
Daniel S. McNamara                    6,665,041,690                59,613,299
Robert L. Mason, Ph.D.                6,673,454,396                51,200,593
Michael F. Reimherr                   6,655,017,938                69,637,051
Paul L. McNamara                      6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.             6,650,120,137                74,534,852

PROPOSAL 2

To approve an amendment to the Investment Advisory Agreement between USAA Investment Management Company and the Trust with respect to the GNMA Fund to change the GNMA Fund's benchmark index for purposes of calculating the performance-based investment advisory fees. The new benchmark index is the Lipper Intermediate U.S. Government Funds Index.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
        FOR                         AGAINST                     ABSTAIN
--------------------------------------------------------------------------------
     41,545,944                     862,291                        --

================================================================================

14  | USAA GNMA TRUST

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (88.1%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (83.4%)
$ 4,811     Government National Mortgage Assn. I            4.00%     7/15/2040     $  5,141
  3,858     Government National Mortgage Assn. I            4.00      8/15/2040        4,125
 13,684     Government National Mortgage Assn. I            4.00      9/15/2040       14,623
  3,529     Government National Mortgage Assn. I            4.50      5/15/2024        3,804
  4,233     Government National Mortgage Assn. I            4.50      9/15/2024        4,563
  5,833     Government National Mortgage Assn. I            4.50      9/15/2024        6,287
  4,281     Government National Mortgage Assn. I            4.50     10/15/2024        4,614
  4,657     Government National Mortgage Assn. I            4.50     10/15/2024        5,020
 17,980     Government National Mortgage Assn. I            4.50      9/15/2039       19,613
  9,102     Government National Mortgage Assn. I            4.50     11/15/2039        9,930
 13,416     Government National Mortgage Assn. I            4.50     12/15/2039       14,637
 43,345     Government National Mortgage Assn. I            4.50      2/15/2040       47,290
 12,035     Government National Mortgage Assn. I            4.50      3/15/2040       13,100
 20,846     Government National Mortgage Assn. I            4.50      6/15/2040       22,691
 13,761     Government National Mortgage Assn. I            4.50      7/15/2040       14,979
 13,088     Government National Mortgage Assn. I            4.50      1/15/2041       14,247
  4,174     Government National Mortgage Assn. I            5.00      2/15/2039        4,601
  1,881     Government National Mortgage Assn. I            5.50     12/15/2018        2,046
 11,336     Government National Mortgage Assn. I            5.50     10/15/2033       12,746
  4,348     Government National Mortgage Assn. I            5.50     12/15/2033        4,889
  2,458     Government National Mortgage Assn. I            5.50      7/15/2034        2,763
  6,953     Government National Mortgage Assn. I            5.50     10/15/2035        7,803
  5,005     Government National Mortgage Assn. I            5.50      3/15/2038        5,599
  6,503     Government National Mortgage Assn. I            5.50      4/15/2038        7,300
 14,073     Government National Mortgage Assn. I            5.50      6/15/2039       15,744
  1,517     Government National Mortgage Assn. I            6.00     12/15/2016        1,636
  1,933     Government National Mortgage Assn. I            6.00      8/15/2022        2,107
  1,207     Government National Mortgage Assn. I            6.00      4/15/2028        1,366
    428     Government National Mortgage Assn. I            6.00     11/15/2028          486
    756     Government National Mortgage Assn. I            6.00      2/15/2029          858
    699     Government National Mortgage Assn. I            6.00      7/15/2029          791
  1,078     Government National Mortgage Assn. I            6.00      5/15/2032        1,220
  3,249     Government National Mortgage Assn. I            6.00      1/15/2033        3,678
  1,043     Government National Mortgage Assn. I            6.00      2/15/2033        1,180
  1,121     Government National Mortgage Assn. I            6.00      7/15/2033        1,269

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$   658     Government National Mortgage Assn. I            6.00%     9/15/2033     $    745
  2,255     Government National Mortgage Assn. I            6.00      3/15/2037        2,542
  3,492     Government National Mortgage Assn. I            6.00      9/15/2037        3,937
  5,995     Government National Mortgage Assn. I            6.00      5/15/2038        6,787
  2,665     Government National Mortgage Assn. I            6.00      5/15/2038        3,017
  2,143     Government National Mortgage Assn. I            6.00      9/15/2038        2,416
  3,851     Government National Mortgage Assn. I            6.00     10/15/2038        4,341
  3,897     Government National Mortgage Assn. I            6.00     12/15/2038        4,392
    243     Government National Mortgage Assn. I            6.50      5/15/2028          281
    271     Government National Mortgage Assn. I            6.50      5/15/2028          314
    305     Government National Mortgage Assn. I            6.50      7/15/2028          353
     95     Government National Mortgage Assn. I            6.50      9/15/2028          110
    711     Government National Mortgage Assn. I            6.50     11/15/2028          824
     35     Government National Mortgage Assn. I            6.50      1/15/2029           41
     45     Government National Mortgage Assn. I            6.50      1/15/2029           52
    708     Government National Mortgage Assn. I            6.50      3/15/2031          820
    776     Government National Mortgage Assn. I            6.50     10/15/2031          899
    605     Government National Mortgage Assn. I            6.50      1/15/2032          701
    122     Government National Mortgage Assn. I            6.50      3/15/2032          141
    867     Government National Mortgage Assn. I            6.50      8/15/2032        1,004
  3,286     Government National Mortgage Assn. I            6.50      9/15/2032        3,806
     58     Government National Mortgage Assn. I            6.75      5/15/2028           66
    136     Government National Mortgage Assn. I            6.75      5/15/2028          156
     71     Government National Mortgage Assn. I            7.00      4/15/2027           83
    516     Government National Mortgage Assn. I            7.00      5/15/2027          594
     58     Government National Mortgage Assn. I            7.00      6/15/2028           67
     32     Government National Mortgage Assn. I            7.00      7/15/2028           37
     88     Government National Mortgage Assn. I            7.00      8/15/2028          102
    148     Government National Mortgage Assn. I            7.00      8/15/2028          172
    150     Government National Mortgage Assn. I            7.00      9/15/2028          174
    895     Government National Mortgage Assn. I            7.00      5/15/2029        1,038
    976     Government National Mortgage Assn. I            7.00      6/15/2029        1,131
    408     Government National Mortgage Assn. I            7.00      8/15/2031          475
    220     Government National Mortgage Assn. I            7.00      9/15/2031          255
    281     Government National Mortgage Assn. I            7.00     10/15/2031          327
    109     Government National Mortgage Assn. I            7.00      6/15/2032          127
    369     Government National Mortgage Assn. I            7.00      7/15/2032          429
    220     Government National Mortgage Assn. I            7.50      2/15/2028          257
     46     Government National Mortgage Assn. I            7.50      3/15/2029           54
    107     Government National Mortgage Assn. I            7.50      4/15/2029          125
     36     Government National Mortgage Assn. I            7.50      7/15/2029           42
    222     Government National Mortgage Assn. I            7.50     10/15/2029          261
     70     Government National Mortgage Assn. I            7.50     10/15/2029           83

================================================================================

16  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$    52     Government National Mortgage Assn. I            7.50%    12/15/2030     $     61
     46     Government National Mortgage Assn. I            7.50      1/15/2031           55
     78     Government National Mortgage Assn. I            7.50     11/15/2031           92
     13     Government National Mortgage Assn. I            8.00      1/15/2022           15
    141     Government National Mortgage Assn. I            8.00      6/15/2023          166
    211     Government National Mortgage Assn. I            8.00      5/15/2027          250
     94     Government National Mortgage Assn. I            8.00      7/15/2030          111
     82     Government National Mortgage Assn. I            8.00      9/15/2030           97
     25     Government National Mortgage Assn. I            8.50      6/15/2021           30
     10     Government National Mortgage Assn. I            8.50      7/15/2022           10
     96     Government National Mortgage Assn. I            9.00      7/15/2021          114
  9,470     Government National Mortgage Assn. II           4.00     11/20/2040       10,095
  9,855     Government National Mortgage Assn. II           4.50      4/20/2024       10,615
  5,246     Government National Mortgage Assn. II           5.00      5/20/2033        5,831
  6,285     Government National Mortgage Assn. II           5.00      7/20/2033        6,977
  4,223     Government National Mortgage Assn. II           5.00      6/20/2034        4,688
 12,066     Government National Mortgage Assn. II           5.00      9/20/2035       13,382
  4,798     Government National Mortgage Assn. II           5.00      2/20/2037        5,308
  1,309     Government National Mortgage Assn. II           5.50      4/20/2033        1,471
  4,609     Government National Mortgage Assn. II           5.50      3/20/2034        5,178
 17,377     Government National Mortgage Assn. II           5.50      2/20/2035       19,524
 14,905     Government National Mortgage Assn. II           5.50      4/20/2035       16,747
  8,223     Government National Mortgage Assn. II           5.50      7/20/2035        9,231
  5,333     Government National Mortgage Assn. II           5.50      1/20/2037        5,982
    627     Government National Mortgage Assn. II           6.00      3/20/2031          708
  1,547     Government National Mortgage Assn. II           6.00      8/20/2032        1,748
  1,281     Government National Mortgage Assn. II           6.00      9/20/2032        1,447
  1,334     Government National Mortgage Assn. II           6.00     10/20/2033        1,507
  1,073     Government National Mortgage Assn. II           6.00     12/20/2033        1,212
  4,200     Government National Mortgage Assn. II           6.00      2/20/2034        4,746
  3,887     Government National Mortgage Assn. II           6.00      3/20/2034        4,391
  3,136     Government National Mortgage Assn. II           6.00      9/20/2034        3,537
  7,922     Government National Mortgage Assn. II           6.00     10/20/2034        8,951
  1,592     Government National Mortgage Assn. II           6.00     11/20/2034        1,800
  3,874     Government National Mortgage Assn. II           6.00      5/20/2036        4,369
    266     Government National Mortgage Assn. II           6.50      5/20/2031          301
    212     Government National Mortgage Assn. II           6.50      7/20/2031          240
    575     Government National Mortgage Assn. II           6.50      8/20/2031          652
    902     Government National Mortgage Assn. II           6.50      4/20/2032        1,023
    866     Government National Mortgage Assn. II           6.50      6/20/2032          981
  2,910     Government National Mortgage Assn. II           6.50      8/20/2034        3,295
    708     Government National Mortgage Assn. II           7.00      9/20/2030          820
    124     Government National Mortgage Assn. II           7.50      4/20/2031          145

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$    35     Government National Mortgage Assn. II           8.00%    12/20/2022     $     41
    755     Government National Mortgage Assn. II           8.00      8/20/2030          897
  8,733     Fannie Mae(+)                                   4.00      8/01/2039        9,112
  5,935     Fannie Mae(+)                                   5.00     12/01/2035        6,385
  3,760     Fannie Mae(+)                                   5.50     11/01/2037        4,089
    327     Fannie Mae(+)                                   6.00      2/01/2017          355
  6,559     Fannie Mae(+)                                   6.00      5/01/2038        7,198
    231     Fannie Mae(+)                                   6.50     10/01/2016          253
    361     Fannie Mae(+)                                   6.50     12/01/2016          396
 10,000     Freddie Mac(+)                                  4.00      9/01/2040       10,422
  1,067     Freddie Mac(+)                                  5.00      1/01/2021        1,148
  4,165     Freddie Mac(+)                                  5.50     12/01/2035        4,541
                                                                                    --------
                                                                                     529,064
                                                                                    --------
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
  5,402     Government National Mortgage Assn. I            5.50      3/16/2032        5,590
                                                                                    --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (3.8%)
  5,000     Bank of America Corp., FDIC TLGP                0.56(b)   6/22/2012        5,016
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.61(b)  12/26/2012        5,025
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.74(b)   6/22/2012        5,022
  4,000     MetLife, Inc., FDIC TLGP                        0.69(b)   6/29/2012        4,014
  5,000     Union Bank N.A., FDIC TLGP                      0.55(b)   3/16/2012        5,006
                                                                                    --------
                                                                                      24,083
                                                                                    --------
            Total U.S. Government Agency Issues (cost: $516,082)                     558,737
                                                                                    --------
            MONEY MARKET INSTRUMENTS (11.6%)

            REPURCHASE AGREEMENTS (11.6%)
 73,442     Credit Suisse First Boston, LLC, 0.11%, acquired on
               11/30/2011 and due on 12/01/2011 at $73,442
               (collateralized by $75,091 of Government
               National Mortgage Assn. I(a), 4.00% - 4.50%, due
               8/15/2040 - 9/15/2041; market value $74,915)
               (cost: $73,442)                                                        73,442
                                                                                    --------

            TOTAL INVESTMENTS (COST: $589,524)                                      $632,179
                                                                                    ========

================================================================================

18  | USAA GNMA TRUST

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                      (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                  QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                              IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS             INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues                $-           $558,737            $-      $558,737
Money Market Instruments:
  Repurchase Agreements                       -             73,442             -        73,442
----------------------------------------------------------------------------------------------
Total                                        $-           $632,179            $-      $632,179
----------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
        (FNMA), indicated with

================================================================================

20  | USAA GNMA TRUST

================================================================================

        a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2011.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $589,524)        $632,179
   Receivables:
      Capital shares sold                                                    792
      Interest                                                             2,080
                                                                        --------
         Total assets                                                    635,051
                                                                        --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                647
      Dividends on capital shares                                            203
   Accrued management fees                                                    35
   Accrued transfer agent's fees                                              12
   Other accrued expenses and payables                                        54
                                                                        --------
         Total liabilities                                                   951
                                                                        --------
            Net assets applicable to capital shares outstanding         $634,100
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $611,151
   Accumulated undistributed net investment income                             2
   Accumulated net realized loss on investments                          (19,708)
   Net unrealized appreciation of investments                             42,655
                                                                        --------
            Net assets applicable to capital shares outstanding         $634,100
                                                                        ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $629,000/60,515 shares outstanding)    $  10.39
                                                                        ========
      Adviser Shares (net assets of $5,100/491 shares outstanding)      $  10.39
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GNMA TRUST

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $11,684
                                                                         -------
EXPENSES
   Management fees                                                           220
   Administration and servicing fees:
      Fund Shares                                                            461
      Adviser Shares                                                           4
   Transfer agent's fees:
      Fund Shares                                                            416
   Distribution and service fees (Note 6E):
      Adviser Shares                                                           6
   Custody and accounting fees:
      Fund Shares                                                             47
   Postage:
      Fund Shares                                                             19
   Shareholder reporting fees:
      Fund Shares                                                             14
   Trustees' fees                                                              7
   Registration fees:
      Fund Shares                                                             26
      Adviser Shares                                                          21
   Professional fees                                                          47
   Other                                                                      12
                                                                         -------
         Total expenses                                                    1,300
                                                                         -------
   Expenses reimbursed:
      Adviser Shares                                                         (14)
                                                                         -------
         Net expenses                                                      1,286
                                                                         -------
NET INVESTMENT INCOME                                                     10,398
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                      5,829
                                                                         -------
   Increase in net assets resulting from operations                      $16,227
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                               11/30/2011       5/31/2011
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                         $ 10,398        $ 22,726
   Net realized gain on investments                                     -              94
   Change in net unrealized appreciation/depreciation of
      investments                                                   5,829           6,061
                                                                 ------------------------
      Increase in net assets resulting from operations             16,227          28,881
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                 (10,323)        (22,602)
      Adviser Shares*                                                 (73)           (124)
                                                                 ------------------------
         Total distributions of net investment income             (10,396)        (22,726)
                                                                 ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                     18,324         (11,169)
   Adviser Shares*                                                      5           5,035
                                                                 ------------------------
      Total net increase (decrease) in net assets
         from capital share transactions                           18,329          (6,134)
                                                                 ------------------------
   Net increase in net assets                                      24,160              21

NET ASSETS
   Beginning of period                                            609,940         609,919
                                                                 ------------------------
   End of period                                                 $634,100        $609,940
                                                                 ========================
Accumulated undistributed net investment income:
   End of period                                                 $      2        $      -
                                                                 ========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may

================================================================================

26  | USAA GNMA TRUST

================================================================================

       not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
       (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase

================================================================================

28  | USAA GNMA TRUST

================================================================================

    commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2011, the Fund had capital loss carryovers of $19,708,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2012 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
-------------------------------------------------
EXPIRES                                 BALANCE
-------                               -----------
 2012                                 $ 9,483,000
 2013                                   4,814,000
 2014                                   3,887,000
 2015                                   1,524,000
                                      -----------
                            Total     $19,708,000
                                      ===========

================================================================================

30  | USAA GNMA TRUST

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $19,685,000 and $50,366,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $42,702,000 and $47,000, respectively, resulting in net unrealized appreciation of $42,655,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED        YEAR ENDED
                                        11/30/2011               5/31/2011
--------------------------------------------------------------------------------
                                   SHARES       AMOUNT     SHARES        AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         7,289     $ 75,565     13,796      $ 140,916
Shares issued from reinvested
 dividends                            883        9,153      1,949         19,940
Shares redeemed                    (6,412)     (66,394)   (16,861)      (172,025)
                                   ---------------------------------------------
Net increase (decrease) from
 capital share transactions         1,760     $ 18,324     (1,116)     $ (11,169)
                                   =============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                             -*    $      4        490      $   5,035
Shares issued from reinvested
 dividends                              -*           1          -              -
Shares redeemed                        (-)           -         (-)            (-)
                                   ---------------------------------------------
Net increase from capital
 share transactions                     -*    $      5        490      $   5,035
                                   =============================================

    *Less than 500 shares

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper GNMA Funds Index over the performance period.

================================================================================

32  | USAA GNMA TRUST

================================================================================

    The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper GNMA Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $220,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(167,000) and $(1,000), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.03)% and (0.01)%, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $461,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2011, the Adviser Shares incurred reimbursable expenses of $14,000, of which less than $500 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2011,

================================================================================

34  | USAA GNMA TRUST

================================================================================

    the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $416,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2011, USAA and its affiliates owned 487,000 shares, which represent 99.2% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

36  | USAA GNMA TRUST

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                                PERIOD ENDED
                                                NOVEMBER 30,                       YEAR ENDED MAY 31,
                                                ---------------------------------------------------------------------
                                                    2011         2011         2010       2009       2008         2007
                                                ---------------------------------------------------------------------
Net asset value at beginning of period          $  10.30     $  10.19     $   9.97   $   9.64   $   9.45     $   9.32
                                                ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                             .17          .38          .38        .43        .45          .44
   Net realized and unrealized gain                  .09          .11          .22        .33        .19          .13
                                                ---------------------------------------------------------------------
Total from investment operations                     .26          .49          .60        .76        .64          .57
                                                ---------------------------------------------------------------------
Less distributions from:
Net investment income                               (.17)        (.38)        (.38)      (.43)      (.45)        (.44)
                                                ---------------------------------------------------------------------
Net asset value at end of period                $  10.39     $  10.30     $  10.19   $   9.97   $   9.64     $   9.45
                                                =====================================================================
Total return (%)*                                   2.58         4.89         6.15(d)    8.05       6.94         6.25(a)
Net assets at end of period (000)               $629,000     $604,893     $609,919   $564,253   $513,665     $504,626
Ratios to average net assets:**
   Expenses (%)(b)                                   .41(c)       .42          .43(d)     .55        .51          .52(a)
   Net investment income (%)                        3.36(c)      3.71         3.79       4.38       4.74         4.69
Portfolio turnover (%)                                 3           19           27         20         11           14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $615,149,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                         SIX-MONTH
                                                        PERIOD ENDED          PERIOD ENDED
                                                        NOVEMBER 30,             MAY 31,
                                                            2011                 2011***
                                                        -----------------------------------
Net asset value at beginning of period                    $10.29                  $10.30
                                                          ------------------------------
Income (loss) from investment operations:
   Net investment income                                     .15                     .27
   Net realized and unrealized gain (loss)                   .10                    (.01)
                                                          ------------------------------
Total from investment operations                             .25                     .26
                                                          ------------------------------
Less distributions from:
   Net investment income                                    (.15)                   (.27)
                                                          ------------------------------
Net asset value at end of period                          $10.39                  $10.29
                                                          ==============================
Total return (%)*                                           2.43                    2.58
Net assets at end of period (000)                         $5,100                  $5,047
Ratios to average net assets:**
   Expenses (%)(a),(b)                                       .90                     .90
   Expenses, excluding reimbursements (%)(a),(b)            1.45                    1.39
   Net investment income (%)(b)                             2.87                    3.21
Portfolio turnover (%)                                         3                      19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $5,080,000.
*** Adviser shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA GNMA TRUST

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE       JUNE 1, 2011 -
                                 JUNE 1, 2011     NOVEMBER 30, 2011    NOVEMBER 30, 2011
                                 -------------------------------------------------------
FUND SHARES
Actual                             $1,000.00          $1,025.80              $2.08

Hypothetical
 (5% return before expenses)        1,000.00           1,022.95               2.07

ADVISER SHARES
Actual                              1,000.00           1,024.30               4.55

Hypothetical
 (5% return before expenses)        1,000.00           1,020.50               4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.41% for Fund Shares and 0.90% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table are based on its actual total return of 2.58% for Fund Shares and 2.43% for Adviser Shares for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

40  | USAA GNMA TRUST

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. BOX 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA

                WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23414-0112                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



      ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.